                                         Registration No. 33-75476 and 811-8364

          As filed with the Securities and Exchange Commission on July 28, 2000

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   8                             X
                                       ----

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

           Amendment No.    10                                          X
                        ------

                          BUFFALO BALANCED FUND, INC.
                          ---------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                (816) 751-5900
                                --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485

       X   on July 28, 2000 pursuant to paragraph (b) of Rule 485

           60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
              ------

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective
           date for a previously filed post-effective amendment

                                         Registration No. 33-87346 and 811-8900

          As filed with the Securities and Exchange Commission on July 28, 2000

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   8                             X
                                       ----

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

           Amendment No.    10                                          X
                        ------

                           BUFFALO EQUITY FUND, INC.
                           -------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                (816) 751-5900
                                --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485

       X   on July 28, 2000 pursuant to paragraph (b) of Rule 485

           60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
              ------

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective
           date for a previously filed post-effective amendment

                                         Registration No. 33-87148 and 811-8898

          As filed with the Securities and Exchange Commission on July 28, 2000

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   8                             X
                                       ----

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

           Amendment No.    10                                          X
                        ------

                         BUFFALO HIGH YIELD FUND, INC.
                         -----------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                (816) 751-5900
                                --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485

     X     on July 28, 2000 pursuant to paragraph (b) of Rule 485

           60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
              ------

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective
           date for a previously filed post-effective amendment

                                         Registration No. 33-87146 and 811-8896

          As filed with the Securities and Exchange Commission on July 28, 2000

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   8                             X
                                       ----

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

           Amendment No.    10                                          X
                        ------

                         BUFFALO USA GLOBAL FUND, INC.
                         -----------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                (816) 751-5900
                                --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485

     X     on July 28, 2000 pursuant to paragraph (b) of Rule 485

           60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
              ------

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective
           date for a previously filed post-effective amendment

                                       Registration No. 333-40841 and 811-08509

          As filed with the Securities and Exchange Commission on July 28, 2000

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

           Pre-Effective Amendment No.

           Post-Effective Amendment No.   3                             X
                                       ----

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X

           Amendment No.    4                                           X
                        -----

                         BUFFALO SMALL CAP FUND, INC.
                         ----------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                (816) 751-5900
                                --------------
             (Registrant's Telephone Number, Including Area Code)

 Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
 -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485

     X     on July 28, 2000 pursuant to paragraph (b) of Rule 485

           60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
              ------

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective
           date for a previously filed post-effective amendment

BUFFALO(R)
FUNDS

BALANCED FUND

EQUITY FUND

HIGH YIELD FUND

SMALL CAP FUND

USA GLOBAL FUND

           Shares of the Funds have not been approved or disapproved
           by the Securities and Exchange Commission nor has the
           Commission passed upon the adequacy of this Prospectus.
           Any representation to the contrary is a criminal offense.

Prospectus
July 31, 2000

PROSPECTUS            July 31, 2000

BUFFALO FUNDS         INVESTMENT ADVISER:
                      KORNITZER CAPITAL MANAGEMENT, INC.

                      MANAGED AND DISTRIBUTED BY:
                      JONES & BABSON, INC.

TABLE OF CONTENTS
                                                               Page
Information About the Funds
Investment Objectives and Principal Investment Strategies       2
Principal Risk Factors                                          3
Past Performance                                                5
Fees and Expenses                                               7
Management and Investment Adviser                               9
Financial Highlights                                           10

Information About Investing
How to Purchase Shares                                         15
How to Redeem Shares                                           15
Shareholder Services                                           16
How Share Price is Determined                                  16
Distributions and Taxes                                        17
Additional Policies About Transactions                         18
Conducting Business with the Buffalo Funds                     20

Investment Objectives and Principal Investment Strategies
---------------------------------------------------------

The investment objectives for the Buffalo Balanced, Buffalo Equity, Buffalo
Small Cap and Buffalo USA Global Funds are long-term growth of capital. In addition, the Buffalo Balanced Fund also seeks to produce high current income. The investment objective for the Buffalo High Yield Fund emphasizes high current income with long-term growth of capital as a secondary objective.

To pursue their investment objectives, the Funds intend to primarily invest as described below:

o     BUFFALO BALANCED FUND - in common stocks, convertible bonds, convertible preferred stocks and corporate fixed income securities, many of which can be high yielding, high risk securities.

o     BUFFALO EQUITY FUND - at least 65% of its assets in common stocks of large capitalization companies most of which are listed on the New York
      Stock Exchange.

o     BUFFALO HIGH YIELD FUND - at least 65% of its assets in high yielding, high risk fixed income securities.

o     BUFFALO SMALL CAP FUND - at least 65% of its assets in equity securities issued by small capitalization companies.

o     BUFFALO USA GLOBAL FUND - in common stocks of companies based in the
      United States that receive greater than 40% of their revenues or income from global sales and operations. The international operations of these
      U.S. based companies will provide Fund investors with exposure to at least three foreign countries.

MARKET CAPITALIZATION: How much a company is considered to be worth.  It equals the number of outstanding shares times the share price.  Large capitalization companies are those in excess of $1 billion while small cap companies are valued under that figure.

Each Fund's principal investment strategies are described below:

o     BUFFALO BALANCED FUND invests in a combination of common stocks, high yield, high risk corporate bonds and high yield, high risk convertible securities. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the adviser's view of economic conditions and underlying security values. Usually, the adviser will invest at least 25% of the Fund's assets in equity securities and at least 25% in fixed-income securities.

o     BUFFALO EQUITY FUND invests in companies that meet specific cash flow criteria and/or are expected to benefit from long-term industry and technological trends that are likely to positively impact company performance.  The cash flow criteria used by the adviser focuses on consistency and predictability of cash generation.  Separately, long-term trends are identified with the purpose of investing in companies that should have favorable operating environments over the next three to five years. The final stock selection process includes: 1)
      ongoing fundamental analysis of industries and the economic cycle; 2)
      analysis of company-specific factors such as product cycles, management, etc.; and 3) rigorous valuation analysis.

o     BUFFALO HIGH YIELD FUND uses extensive fundamental research to identify potential fixed income investment opportunities among high risk, high yielding securities. Emphasis is placed on relative value and good corporate management. Specifically, the adviser may look at a number of past, present and estimated factors such as: 1) financial strength of the issuer; 2) cash flow; 3) management; 4) borrowing requirements; and
      5) responsiveness to changes in interest rates and business conditions.

o     BUFFALO SMALL CAP FUND targets a mix of "value"and "growth"companies with average market caps of $1 billion or less.  The Fund identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc., and 3) rigorous valuation analysis.

o     BUFFALO USA GLOBAL FUND identifies companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; 3) rigorous valuation analysis; and, 4) the issuer must have substantial international operations.

TEMPORARY INVESTMENTS - The Funds intend to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the
Funds may respond to adverse market, economic, political or other considerations by investing up to 100% of their assets in high quality, short-term debt securities or other defensive investments for temporary investment purposes. During those times, the Funds may not achieve their investment objectives and, instead, will focus on preserving your investment.

The objectives and policies described above determine how the Funds are managed and may only be changed with the approval of corresponding Fund's shareholders.

PRINCIPAL RISK FACTORS
----------------------

MARKET RISKS - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds
(except Buffalo High Yield Fund) are normally invested in equity securities, the value of these Funds will go up and down. As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

The Fund's success depends largely on the adviser's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of  this, the Funds will perform better or worse than other types of funds depending on what is in "favor."

SMALL COMPANY RISKS - Buffalo Small Cap Fund invests primarily in small companies. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them.  These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.
Therefore, the securities of smaller companies are more volatile than the securities of larger, more established companies.  Thus an investment in the
Buffalo Small Cap Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.  While the Funds cannot eliminate these risks, the Funds' Investment Adviser tries to minimize risk by diversifying.

DIVERSIFYING:  A technique to reduce the risks inherent in any investment by investing in a broad range of securities from different industries, locations or asset classes.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Funds want to sell a large quantity of a small company stock it may have to sell at a lower price than its Investment Adviser might prefer, or it may have to sell in small quantities over a period of time.  The Funds try to minimize this risk by investing in stocks that are readily bought and sold.

FIXED INCOME RISKS - The yields and principle values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

HIGH YIELD RISKS - Buffalo Balanced and Buffalo High Yield Funds invest in lower-rated, high yielding bonds (so-called "junk bonds").  These bonds have a greater degree of default risk than higher rated bonds.  Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies.
Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than higher rated bonds.

DEFAULT RISK:  The possibility that the issuer will fail to make timely payments of principal or interest to the Funds.

INTERNATIONAL RISKS - International investing poses additional risks such as currency fluctuation and political instability.  However, Buffalo USA Global
Fund limits these risks by investing only in U.S. companies traded in the
U.S. and denominated in U.S. dollars.  While this eliminates direct foreign investment, the companies the Fund invests in will experience these risks in their day-to-day business dealings.  These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.

PAST PERFORMANCE
----------------

The tables below and on the following page provide an indication of the risks of investing in the Funds.  The tables on the left side show changes in the total returns generated by the respective Fund for each calendar year.  The tables on the right show how each Fund's average annual returns for certain periods compare with those of a relevant, widely recognized benchmark.  Each table reflects all expenses of the respective Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the Fund. Past performance is not necessarily an indication of how a Fund will perform in the future.  The stock market and the major market indices, including the Standard & Poor's 500 Index, have been enjoying a period of great economic growth.  The Buffalo Small Cap and the Buffalo USA Global
Funds' recent performance reflects this positive trend, however, investors are cautioned that such high total returns are likely not sustainable.

Chart - Buffalo Balanced Fund
Annual Total Return as of December 31 Each Year:
1995: 20.3%
1996: 19.3%
1997: 15.1%
1998: -2.8%
1999: 5.4%
Year-to-Date Return (through June 30, 2000) = 7.77%
Best Quarter Ended September 30, 1997 = 9.7%
Worst Quarter Ended September 30, 1998 = -12.5%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999

                                                    1 YEAR      SINCE INCEPTION*
Buffalo Balanced Fund                                5.40%            9.60%
S&P 500 Index                                   21.04%           27.13%
S&P 500 Index and Merrill Lynch Bond
   Fund Index Weighted Average                       5.60%           13.40%
Lipper Balanced Fund Index                           8.98%           14.87%
*Buffalo Balanced commenced operations in August 1994.

Chart - Buffalo Equity Fund
Annual Total Return as of December 31 Each Year:
1996: 29.3%
1997: 24.2%
1998: 10.7%
1999: 15.4%
Year-to-Date Return (through June 30, 2000) = 11.51%
Best Quarter Ended December 31, 1998 = 19.7%
Worst Quarter Ended September 30, 1998 = -15.7%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999

                                                     1 YEAR     SINCE INCEPTION*
Buffalo Equity Fund                                   15.40%        22.20%
S&P 500 Index                                     21.04%        27.13%
Lipper Capital Appreciation Fund Index                34.17%        24.12%
*Buffalo Equity commenced operations in May 1995.

Chart - Buffalo High Yield Fund
1996: 16.7%
1997: 15.8%
1998: -5.3%
1999: 2.0%
Year-to-Date Return (through June 30, 2000) = 1.55%
Best Quarter Ended June 30, 1997 = 7.3%
Worst Quarter Ended September 30, 1997 = -8.2%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999

                                                    1 YEAR      SINCE INCEPTION*
Buffalo High Yield Fund                              2.00%          8.70%
Merrill Lynch High Yield Bond Index                  1.60%          8.00%
Lipper High Yield Fund Index                         4.78%          8.10%
*Buffalo High Yield commenced operations in May 1995.

Chart - Buffalo Small Cap Fund
1999: 34.8%
Year-to-Date Return (through June 30, 2000) =
Best Quarter Ended December 31, 1998 = 20.53%
Worst Quarter Ended September 30, 1998 = -11.70%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999

                                                      1 YEAR    SINCE INCEPTION*
Buffalo Small Cap Fund                                34.80%        16.70%
S&P 500 Index                                     12.40%        -1.79%
*Buffalo Small Cap commenced operations in April 1998.

Chart - Buffalo USA Global Fund
1996: 36.8%
1997: 19.0%
1998: 7.9%
1999: 37.3%
Year-to-Date Return (through June 30, 2000) = 17.97%
Best Quarter Ended September 30, 1996 = 19.7%
Worst Quarter Ended September 30, 1998 = -13.0%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999

                                                      1 YEAR    SINCE INCEPTION*
Buffalo USA Global Fund                               37.30%        23.90%
S&P 500 Index                                     21.04%        27.13%
Lipper Capital Appreciation Fund Index                39.17%        24.12%
*Buffalo USA Global commenced operations in May 1995.

FEES & EXPENSES
---------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

                                              BUFFALO
                            BUFFALO  BUFFALO   HIGH    BUFFALO    BUFFALO
                           BALANCED  EQUITY   YIELD     SMALL    USA GLOBAL
                             FUND     FUND     FUND    CAP FUND    FUND
-----------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
  Maximum Sales Charge
    (Load) Imposed on
    Purchases               None      None     None     None       None
  Maximum Deferred
    Sales Charge (Load)     None      None     None     None       None
  Maximum Sales Charge
    (Load) Imposed on
    Reinvested Dividends    None      None     None     None       None
  Redemption Fee            None*     None*    None*    None*      None*
  Exchange Fee              None      None     None     None       None
*A $10 fee is imposed
for redemptions by wire.

ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM FUND
ASSETS)
  Management Fees         1.00%       1.00%    1.00%    1.00%       1.00%
  Distribution (12b-1)
    fees                  None        None     None     None        None
  Other Expenses           .05%        .05%     .04%     .12%        .04%
  Total Annual Fund
    Operating Expenses    1.05%       1.05%    1.04%    1.12%       1.04%

EXAMPLES
--------

The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year    3 Years   5 Years   10 Years
Buffalo Balanced Fund             $107      $334      $579      $1,283
Buffalo Equity Fund               $107      $334      $579      $1,283
Buffalo High Yield Fund           $106      $331      $574      $1,271
Buffalo Small Cap Fund            $114      $356      $617      $1,363
Buffalo USA Global Fund           $106      $331      $574      $1,271

MANAGEMENT AND INVESTMENT ADVISER
---------------------------------

Jones & Babson, Inc., the Fund's manager and distributor, was founded in
1959. It organized the Funds in 1994 (except Buffalo Small Cap Fund, organized in 1997) and it acts as the Funds' manager and principal underwriter. As Manager, Jones & Babson, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel;
officers, directors and other personnel; rent; shareholder services; and
other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Funds are payable by the Funds. These expenses include taxes, interest, governmental charges and fees, including registration of the Funds with the Securities and
Exchange Commission and the various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

Jones & Babson, Inc. employs at its own expense Kornitzer Capital Management,
Inc. to assist in the investment advisory function for the Funds. Kornitzer
Capital Management, Inc. is an independent investment advisory firm founded in 1989. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Funds to maintain an extensive duplicate staff.  The Buffalo Funds are managed by a team of four individuals. John Kornitzer has over 29 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding Kornitzer Capital Management, Inc. in 1989. Kent Gasaway joined KCM in 1991 and is a Chartered Financial Analyst with 17 years of research and management experience.  He holds a BS in Business Administration from Kansas
State University.  Tom Laming joined KCM in 1993 and is an experienced aerospace engineer and research analyst.  He holds a BS in Physics from the
University of Kansas, an MS in Aeronautics and Astronautics from MIT, and an
MBA from Indiana University.  Rob Male is a Chartered Financial Analyst with more than 10 years of investment research experience.  Prior to joining KCM in 1997, Rob was an investment manager with USAA, San Antonio, TX, since
1992.  He holds a B.S. in Business Administration from the University of
Kansas and an MBA from Southern Methodist University.  For its services, each
Fund pays Jones & Babson, Inc. a fee at the annual rate of one percent
(1.00%) of the Fund's average daily net assets.

Jones & Babson, Inc. also serves as transfer agent for the Funds. Jones &
Babson is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
and Kornitzer Capital Management is located at 7715 Shawnee Mission Parkway,
Shawnee Mission, KS 66202.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights tables are intended to help you understand each
Fund's financial performance since inception. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, and are included in the annual report, which is available upon request.

BUFFALO BALANCED FUND, INC.
----------------------------------------------------------------------
                                         YEARS ENDED MARCH 31,
                                     2000     1999     1998   1997   1996
----------------------------------------------------------------------

Net asset value, beginning of
period                               $8.87    $11.50  $10.57  $10.70 $10.06
                                     -----------------------------------

  Income from investment operations:
  ---------------------------------

      Net investment income          0.57     0.66    0.65    0.72   0.65
      Net gains (losses) on
      securities(both realized
      and unrealized)                0.87     (1.86)  1.84    0.69   1.07
                                     -----------------------------------

  Total from investment operations   1.44     (1.20)  2.49    1.41   1.72
                                     -----------------------------------

  Less distributions:
  -------------------
      Dividends from net
      investment income              (0.45)   (0.66)  (0.65)  (0.71) (0.68)
      Distributions from capital
      gains                            --     (0.64)  (0.91)  (0.83) (0.40)
      Distribution in excess of
      capital gains                    --     (0.13)   --       --     --
                                     -----------------------------------

  Total distributions                (0.45)   (1.43)  (1.56)  (1.54) (1.08)
                                     -----------------------------------

Net asset value, end of period       $9.86    $8.87   $11.50  $10.57 $10.70
                                     -----------------------------------

Total return*                        16.78%   (10.49)  24.76%  13.22% 17.87%
                                     -----------------------------------

Ratios/Supplemental Data
------------------------
Net assets, end of period (in
   millions)                         $29      $40     $55     $44    $50
Ratio of expenses to average net
   assets**                          1.05%    1.04%   1.04%   1.05%  1.11%
Ratio of net investment income to
   average net assets**              5.82%    6.19%   5.61%   6.20%  6.27%
Portfolio turnover rate               33%      57%     61%     56%    61%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

BUFFALO EQUITY FUND, INC.
-----------------------------------------------------------------------
                                    YEARS ENDED MARCH 31,

                                                                MAY 19, 1995
                                                             (INCEPTION DATE)TO
                             2000     1999     1998    1997    MARCH 31,1996
-----------------------------------------------------------------------

Net asset value,
beginning of period          $16.95   $16.94   $13.93  $12.36     $10.14
                          ----------------------------------------------

  Income from investment
  ----------------------
  operations:
  -----------
      Net investment
      income                 0.01     0.04     0.08    0.15       0.21
      Net gains (losses)
      on securities(both
      realized and
      unrealized)            5.21     0.40     4.85    2.51       2.72
                         ----------------------------------------------

  Total from investment
  operations                 5.22     0.44     4.93    2.66       2.93
                         ----------------------------------------------

  Less distributions:
  -------------------
      Dividends from
      net investment
      income                 (0.01)   (0.50)   (0.10)  (0.10)     (0.20
      Distributions
      from capital
      gains                  (0.25)   (0.38)   (1.82)  (0.99)     (0.51)

  Total distributions        (0.26)   (0.43)   (1.92)  (1.09)     (0.71)
                          ----------------------------------------------

Net asset value, end
of period                    $21.91   $16.95   $16.94  $13.93     $12.36
                          ----------------------------------------------

Total return*                31.07%   2.73%    36.97%  21.23%     29.11%
                          ----------------------------------------------

Ratios/Supplemental
-------------------
Data
----
Net assets, end of
   period (in
   millions)                  $34      $32      $35     $20        $5
Ratio of expenses to
   average net
   assets**                  1.05%    1.06%    1.09%   1.16%      1.06%
Ratio of net
   investment income
   to average net
   assets**                  0.04%    0.27%    0.56%   1.35%      2.55%
Portfolio turnover
   rate                       27%      83%      93%    123%        63%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

BUFFALO HIGH YIELD FUND, INC.
-----------------------------------------------------------------------
                                        YEARS ENDED MARCH 31,

                                                                  MAY 19, 1999
                                                               (INCEPTION DATE) TO
                                 2000     1999    1998   1997    MARCH 31, 1996
-------------------------------------------------------------------------------

Net asset value, beginning of
period                           $10.74   $12.83  $11.73 $11.15   $10.14
                               ------------------------------------------------

  Income from investment
  ----------------------
  operations:
  -----------
      Net investment income      1.05     0.93    0.79   0.82     0.53
      Net gains (losses) on
      securities(both
      realized and unrealized)   (0.54)   (2.18)  1.35   0.71     1.14
                               ----------------------------------------

  Total from investment
  operations                     0.51     (1.25)  2.14   1.53     1.67
                               ----------------------------------------

  Less distributions:
  -------------------
      Dividends from net
      investment income          (1.04)   (0.76)  (0.80) (0.80)   (0.53)
      Distributions from
      capital gains               --      (0.08)  (0.24) (0.15)   (0.13)

  Total distributions            (1.04)   (0.84)  (1.04) (0.95)   (0.66)
                               ----------------------------------------

Net asset value, end of period   $10.21   $10.74  $12.83 $11.73   $11.15
                               ----------------------------------------

Total return*                    4.83%    (9.92%) 18.63% 14.02%   16.67%
                               ----------------------------------------

Ratios/Supplemental Data
------------------------
Net assets, end of period (in
   millions)                      $44      $58     $71    $20      $7
Ratio of expenses to average
   net assets**                  1.04%    1.05%   1.03%  1.13%    1.03%
Ratio of net investment
   income to average net
   assets**                      9.05%    7.76%   6.43%  7.63%    7.40%
Portfolio turnover rate           16%      30%     24%    39%      25%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

BUFFALO SMALL CAP FUND, INC.
------------------------------------------------------------------------------

                                                           April 14, 1998
                                                         (Inception Date) to
                                          2000             March 31, 1999
-------------------------------------------------------------------------------

Net asset value, beginning of
period                                  $9.49                   $10.00
                                        ------------------------------

  Income from investment
  ----------------------
  operations:
  -----------
      Net investment income             (0.03)                   0.04
      Net gains (losses) on
      securities(both realized and
      unrealized)                        6.13                   (0.51)
                                        ------------------------------

  Total from investment operations       6.10                   (0.47)
                                        ------------------------------

  Less distributions:
  -------------------
      Dividends from net
      investment income                   --                   (0.04)
      Distributions from capital
      gains                             (0.21)                   --

  Total distributions                   (0.21)                 (0.04)
                                       -------------------------------

Net asset value, end of period         $15.38                  $9.49
                                       ------------------------------

Total return*                          64.87%                 (4.69%)
                                      -------------------------------

Ratios/Supplemental Data
------------------------
Net assets, end of period (in
   millions)                            $35                     $13
Ratio of expenses to average net
   assets**                             1.12%                  1.02%
Ratio of net investment income to
   average net assets**                (0.27%)                 0.59%
Portfolio turnover rate                  42%                    34%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

BUFFALO USA GLOBAL FUND, INC.
------------------------------------------------------------------------
                                          YEARS ENDED MARCH 31,

                                                                     MAY 19, 1995
                                                                   (INCEPTION DATE)TO
                                      2000    1999    1998    1997    MARCH 31, 1996
------------------------------------------------------------------------------------

Net asset value, beginning of
period                              $16.27    $17.29  $14.10  $11.36  $10.14
                                   -------------------------------------------------

  Income from investment
  ----------------------
  operations:
  -----------
      Net investment income         (0.03)     0.06    0.07    0.08    0.15
      Net gains (losses) on
      securities(both realized
      and unrealized)                9.71     (0.51)   4.20    3.32    1.61
                                   -------------------------------------------------

  Total from investment operations   9.68     (0.45)   4.27    3.40    1.76
                                   -------------------------------------------------

  Less distributions:
  -------------------
      Dividends from net
      investment income             (0.02)    (0.06)  (0.06)  (0.05)  (0.15)
      Distributions from capital
      gains                         (0.92)    (0.51)  (1.02)  (0.61)  (0.39)

  Total distributions               (0.94)    (0.57)  (1.08)  (0.66)  (0.54)
                                   -------------------------------------------------

Net asset value, end of period     $25.01     $16.27  $17.29  $14.10  $11.36
                                   -------------------------------------------------

Total return*                      60.72%     (2.52%) 31.33%  29.87%  17.49%
                                   -------------------------------------------------

                                   -------------------------------------------------

Ratios/Supplemental Data
------------------------
Net assets, end of period (in
   millions)                        $52        $35    $45      $27      $5
Ratio of expenses to average net
   assets**                         1.04%     1.05%   1.09%   1.13%    1.06%
Ratio of net investment income to
   average net assets**            (0.16%)    0.34%   0.47%   0.79%    1.94%
Portfolio turnover rate              35%       42%     64%     88%      123%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

HOW TO PURCHASE SHARES

No Load Funds
o There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 20 for details)
o By phone, mail or wire
o Through Automatic Monthly Investments
o Through exchanges from a Babson or Buffalo Fund

Minimum Initial Investment
o $2,500 (unless Automatic Monthly)
o $100 with an Automatic Monthly Investment Plan
o $250 for IRA and Uniform Transfer (Gift) to Minors accounts
o $1,000 for exchanges from a Babson Money Market or another Buffalo Fund

Minimum Additional Investment
o $100 by mail
o $1,000 by wire
o $100 for Automatic Monthly Investments or telephone (ACH)
o $1,000 for exchanges from a Babson Money Market or Buffalo Fund

Minimum Account Size
You must maintain a minimum account value equal to the current minimum initial investment (usually $2,500). If your account falls below this amount due to redemptions (not market action) we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

HOW TO REDEEM SHARES

You may withdraw from your account at any time in the following amounts:

o any amount for redemptions requested by mail or telegraph
o $1,000 or more for redemptions wired to your account ($10 fee)
o $50 or more for redemptions by a systematic redemption plan (there may be a fee)
o $1,000 or more for exchanges to another fund
o $100 or more for redemptions by automatic monthly exchange to another fund
o $100 or more via ACH; there is no fee but funds may take 4 days to reach your account

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call
1-800-49-BUFFALO (1-800-492-8332) for more information:

o Uniform Transfers (Gifts) to Minors accounts
o Accounts for corporations or partnerships
o Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
o Prototype Retirement Plans for the self-employed, partnerships and corporations
o Traditional IRA accounts
o Roth IRA accounts
o Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of each Fund are purchased or redeemed at its net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund in good order.  In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.  The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the
New York Stock Exchange is open for trading).  The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued.
Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal
Exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last current closing bid and asked prices.  An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last bid and asked prices.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the respective Board of Directors.

DISTRIBUTIONS AND TAXES

The Buffalo Balanced Fund and Buffalo High Yield Fund pay distributions from net investment income quarterly, usually in March, June, September and
December.  The Buffalo Equity Fund, Buffalo USA Global Fund and Buffalo Small
Cap Fund pay distributions from net investment income semi-annually, usually in June and December.  Distributions from net capital gains realized on the sale of securities will be declared by the Buffalo Balanced Fund and Buffalo
Small Cap Fund annually on or before December 31 and by the Buffalo High
Yield Fund, Buffalo Equity Fund and Buffalo USA Global Fund semi-annually, usually in June and December.  Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash.  We automatically reinvest all dividends under $10.00 in additional shares of the Fund. There are no fees or sales charges on reinvestments.

Tax Considerations - In general, distributions from a Fund are taxable to you as either ordinary income or capital gains.  This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different
Buffalo Fund or a Babson Money Market Fund is the same as a sale.  The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax.  Non-U.S. investors may be subject to U.S. withholding and estate tax.  You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

Backup Withholding - By law, the Funds must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the
IRS instructs the Funds to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.  Distributions declared in
December but paid in January are taxable as if they were paid in December.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice.  To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions - We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates.  We may request additional documentation to ensure that a request is genuine.  Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed.  If you receive securities instead of cash, you will incur brokerage costs when converting into cash.

Market Timers - The Funds may refuse to sell shares to market timers.  You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.  The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Guarantees - You can get a signature guarantee from most banks, credit unions, savings & loans or securities broker/dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

o A redemption check sent to a different payee, bank or address than we have on file.
o A redemption check mailed to an address that has been changed within the last 30 days.
o A redemption for $10,000 or more in writing.
o A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity.  We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the Buffalo Fund or Babson Money Market Fund you are exchanging into.  The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.  You should review the prospectus of the fund being purchased.  Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail.  We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine.  If such procedures are followed and we reasonably believe the instructions are genuine, the Funds are not liable for any losses due to unauthorized or fraudulent instructions.  At our option, we may limit the frequency or the amount of telephone redemption requests.  Neither the
Funds nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.

CONDUCTING BUSINESS WITH THE BUFFALO FUNDS
By phone
1-800-49-BUFFALO
(1-800-492-8332)
in the Kansas City area 751-5900
You must authorize each type of telephone transaction on your account application or the appropriate form, available from us.  All account owners must sign.  When you call, we may request personal identification and tape record the call.

How to open an account

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000 minimum).  The names and registrations on the accounts must be identical.

How to add to an account

You may make investments ($1,000 minimum) by telephone.  After we have received your telephone call, we will deduct from your checking account the cost of the shares.  Availability of this service is subject to approval by the Funds and participating banks.

How to sell shares

Not applicable.

How to exchange shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Buffalo Fund or a Babson Money Market
Fund.  The shares being exchanged must have been held in open account for 15 days or more.

By Mail
Initial Purchases and all Redemptions:

The Buffalo Fund Group
P.O. Box 219757
Kansas City, MO 64121-9757

Subsequent Purchases:
The Buffalo Fund Group
P.O. Box 219779
Kansas City, MO 64121-9779

How to open an account

Complete and sign the application which accompanies this Prospectus.  Your initial investment must meet the minimum amount.  Make your check payable to
UMB Bank, n.a.

How to add to an account

Make your check ($100 minimum) payable to UMB Bank, n.a. and mail it to us.
Always identify your account number or include the detachable reminder stub
(from your confirmation statement).

How to sell shares

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed.  We will send funds only to the address of record.

How to exchange shares

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Buffalo or Babson Money Market Fund into which the amount is being transferred.

By Wire

UMB Bank, n.a.,
Kansas City, Missouri,
      ABA#101000695
For Buffalo ________________________ Fund
      AC=9870595095
OBI = (your account number and
      account name)

How to open an account

Call us first to get an account number.  We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($2,500 minimum), and the name and telephone number of the wiring bank.  Then tell your bank to wire the amount.  You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

How to add to an account

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the Buffalo Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How to sell shares

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account.  A $10 fee is deducted. If your written request is received before
4:00 P.M. (Eastern Time) we will normally wire funds the following business day.  If we receive your written request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day.  Contact your bank about the time of receipt and availability.

How to exchange shares

Not applicable.

Through Automatic Transaction Plans

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request.  All registered owners must sign.

How to open an account

Not applicable.

How to add to an account

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount
($100 minimum) from your checking account.  We will draft your checking account on the same day each month in the amount you authorize.

How to sell shares

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period.  A fee of $1.50 or less may be charged for each withdrawal.  You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan.  You may cancel or change your plan or redeem all your shares at any time.  We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How to exchange shares

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another Buffalo Fund or a Babson Money Market Fund.  Exchanges will be continued until all shares have been exchanged or until you terminate the service.

BUFFALO MUTUAL FUNDS

BALANCED FUND

EQUITY FUND

HIGH YIELD FUND

SMALL CAP FUND

USA GLOBAL FUND

ADDITIONAL INFORMATION
The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus.  The
Funds' annual and semi-annual reports to shareholders contain additional information about each Fund's investments.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last year.

You may obtain a free copy of these documents by calling, writing or
e-mailing the Funds as shown below.  You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in
Washington, DC (202-942-8090) or by visiting the Commission's Internet site at http://www.sec.gov.  Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.

BUFFALO(R)
FUNDS
Jones & Babson Distributors
A member of the Generali Group

P.O. Box 419757
Kansas City, MO 64141-6757

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com
JB9B

Investment Company Act
file numbers
811-8364   (Balanced Fund)
811-8900   (Equity Fund)
811-8898   (High Yield Fund)
811-8509   (Small Cap Fund)
811-8896   (USA Global Fund)

                                    PART B

                          BUFFALO BALANCED FUND, INC.
                           BUFFALO EQUITY FUND, INC.
                         BUFFALO HIGH YIELD FUND, INC.
                         BUFFALO SMALL CAP FUND, INC.
                         BUFFALO USA GLOBAL FUND, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                                 July 31, 2000

      This  Statement of Additional  Information  is not a Prospectus  but
      should be read in  conjunction  with the current  Prospectus  of the
      Funds' dated July 31, 2000.  To obtain the  Prospectus or any Annual
      or  Semi-Annual  Report  to  shareholders,   please  call  the  Fund
      toll-free at 1-800-49 - Buffalo  (1-800-492-8332),  or in the Kansas
      City area 751-5900.

                               TABLE OF CONTENTS

                                 INTRODUCTION

Buffalo Balanced Fund,  Buffalo Equity Fund,  Buffalo High Yield Fund,  Buffalo
Small Cap Fund and Buffalo USA Global Fund  (hereafter,  the  "Funds") are each an open-end  diversified  management  investment  company under the  Investment
Company Act of 1940,  as amended (the "1940 Act").  This  classification  means that the  assets  of the Funds  are  invested  in a  diversified  portfolio  of securities  and the Funds operate as mutual  funds,  allowing  shareholders  to buy and sell shares at any time (as described in the Prospectus).

This  Statement  of  Additional   Information   supplements   the   information
contained in the Prospectus of the Funds.

                   INFORMATION ABOUT THE FUNDS' INVESTMENTS

OBJECTIVES AND PRINCIPLE INVESTMENT STRATEGIES.   Each Fund's objectives and
policies as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

BUFFALO  BALANCED FUND - seeks both  long-term  capital growth and high current income.  Long-term  capital growth is intended to be achieved  primarily by the
Fund's  investment in common stocks and  secondarily  by the Fund's  investment in convertible  bonds and  convertible  preferred  stocks.  High current income is  intended  to be  achieved  by the Fund's  investment  in  corporate  bonds, government bonds,  mortgage-backed  securities,  convertible  bonds,  preferred stocks and convertible preferred stocks.

It is expected  that the majority of common  stocks  purchased by the Fund will be large  capitalization  companies  with most,  if not all,  listed on the New
York Stock  Exchange.  Large  capitalization  stocks are considered to be those with  capitalization  in  excess  of  $1  billion.  It  is  not  the  manager's intention  to make wide use of  Nasdaq-listed,  smaller  capitalization  common stocks  (capitalization  of less than $1  billion).  The Fund may  invest up to
75% of its assets in corporate bonds,  convertible bonds,  preferred stocks and
convertible   preferred  stocks.  The  manager  expects  that  generally  these securities may be rated below  investment  grade (BBB) or its equivalent by the major rating agencies.

Securities  rated  below  Baa by  Moody's  or  BBB by  Standard  &  Poor's  are commonly  known as junk bonds and are  considered  to be high  risk.  Yields on such bonds will fluctuate over time, and  achievement of the Fund's  investment objective may be more  dependent on the Fund's own credit  analysis than is the case for higher  rated  bonds.  Up to 20% of the Fund's  assets may be invested in debt  securities  which are rated less than B or are unrated.  The Fund will not invest in  securities  that, at the time of initial  investment,  are rated
less  than  B  by  Moody's  or   Standard   &  Poor's.   Securities   that  are
subsequently  downgraded  in  quality  below B may  continue  to be held by the
Fund,  and will be sold only at the Fund  adviser's  discretion.  In  addition, the  credit  quality of unrated  securities  purchased  by the Fund must be, in the  opinion  of the  Fund's  adviser,  at least  equivalent  to a B rating  by
Moody's  or  Standard  & Poor's.  Securities  rated less than Baa by Moody's or
BBB by Standard & Poor's are  classified as  non-investment  grade  securities.
Such securities  carry a high degree of risk and are considered  speculative by the major  credit  rating  agencies.  (See  "Risk  Factors  Applicable  to High
Yielding Debt Securities.")

BUFFALO EQUITY FUND - seeks  long-term  capital  growth by investing  primarily
in  common   stocks.   Realization   of   dividend   income   is  a   secondary
consideration.  Buffalo  Equity Fund will  normally  invest in a broad array of common stocks,  in terms of companies and  industries.  It is expected that the majority of common  stocks  purchased in the Fund will be large  capitalization companies with most, if not all, listed on the New York Stock Exchange.

BUFFALO  HIGH YIELD FUND - primarily  seeks a high level of current  income and secondarily,  capital  growth.  The Fund  invests  primarily  in a  diversified portfolio of  high-yielding  fixed income  securities.  High current  income is intended to be achieved by the Fund's  investment  in fixed income  securities, without  restriction,  such as corporate bonds,  government bonds,  convertible bonds,  preferred  stocks and convertible  preferred  stocks.  The Fund may not
invest  in  foreign  government  bonds.   Capital  growth  is  intended  to  be
achieved by the  appreciation  of fixed income and equity  investments  held in the Fund.

The Fund may  invest  up to 100% of its  assets  in  fixed  income  securities, including without  limitation,  corporate bonds,  convertible bonds,  preferred stocks and convertible  preferred  stocks.  These securities may be rated below investment  grade by the  major  rating  agencies  or, if  unrated,  are in the opinion of the manager of similar  quality.  Securities  rated Baa and below by
Moody's  or BBB and below by  Standard  & Poor's  are  commonly  known as "junk bonds" and are  considered  to be high risk (see "Risk  Factors  Applicable  to
High  Yielding  Debt  Securities").  Yields on such bonds will  fluctuate  over
time,  and  achievement  of  the  Fund's  investment   objective  may  be  more
dependent on the Fund's own credit  analysis  than is the case for higher rated bonds.  Up to 20% of the  Fund's  assets  may be  invested  in debt  securities which are rated less than B at the time of  purchase  or if unrated  are in the opinion  of the  manager of similar  quality.  Securities  rated B or higher at the time of purchase,  which are subsequently  downgraded,  will not be subject to this  limitation.  The lowest  rating  that may be held in the Fund is D, or that of defaulted  securities.  The Fund will not purchase obligations that are in  default,  but may hold in the  portfolio  securities  that go into  default subsequent to acquisition by the Fund.

The  proportion  of the Fund  invested  in each type of security is expected to change over time in accordance  with the  investment  manager's  interpretation
of  economic  conditions  and  underlying  security  values.   However,  it  is
expected  that a minimum  of 65% of the  Fund's  total  assets  will  always be invested  in fixed  income  securities  and that a maximum  of 10% of its total assets will be invested in equity  securities.  The Fund's flexible  investment policy allows it to invest in securities with varying  maturities;  however, it is  anticipated  that the average  maturity of securities  acquired by the Fund will not exceed 15 years.  The average  maturity of the Fund will be  generally ten years or less.

Sometimes  the manager may believe that a full or partial  temporary  defensive position  is  desirable,  due to  present  or  anticipated  market or  economic conditions.  To achieve a  defensive  posture,  the manager may take any one or more of the  following  steps with  respect to assets in the Fund's  portfolio:
(1) shortening the average  maturity of the Fund's debt portfolio;  (2) holding cash or cash  equivalents;  and (3)  emphasizing  high-grade  debt  securities.
Use of a defensive  posture by the Fund's  manager  may involve a reduction  in the yield on the Fund's portfolio.

BUFFALO  SMALL  CAP  FUND  -  seeks  long-term   capital  growth  by  investing
primarily in equity securities of small companies.  Equity  securities  include common stock,  preferred stock and securities  convertible into common stock or preferred  stock.  The Buffalo Small Cap Fund will  normally  invest in a broad array of securities, diversified in terms of companies and industries.

BUFFALO USA GLOBAL FUND - seeks  capital  growth by investing in common  stocks of  companies  based in the United  States  that  receive  greater  than 40% of their  revenues or income  from  international  operations;  measured as of the preceding  four  completed  quarters of business  or the  respective  company's most  recently  completed  fiscal year.  The Fund will invest in common  stocks considered  by the manager to have above average  potential  for  appreciation;
income is a  secondary  consideration.  Under  normal  circumstances,  the Fund will  invest a majority of its assets in common  stocks  listed on the New York
Stock Exchange.

The Funds' investments are selected by Kornitzer Capital Management, Inc.

CASH  MANAGEMENT.   For  purposes  including,   but  not  limited  to,  meeting
redemptions  and  unanticipated  expenses,  the funds may  invest a portion  of their  assets in cash or high  quality,  short-term  debt  obligations  readily changeable  into cash.  In  addition,  the funds may invest up to 100% of their respective  assets  in  such  securities  for  temporary,  emergency  purposes.
Such high quality,  short-term  obligations  include:  money market securities, commercial  paper,  bank  certificates  of deposit,  and repurchase  agreements collateralized  by government  securities.  Investments in commercial paper are restricted  to  companies  in the  top  two  short-term  rating  categories  by moody's investment service, inc. (moody's) and standard & poor's corporation.

REPURCHASE AGREEMENTS.   The Funds may invest in issues of the United States
Treasury or a United States government agency subject to repurchase agreements.  A repurchase agreement involves the sale of securities to the
Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the respective Fund.

The Funds will enter into  repurchase  agreements only with United States banks having  assets  in excess  of $1  billion  which  are  members  of the  Federal
Deposit Insurance  Corporation,  and with certain  securities  dealers who meet the  qualifications  set from  time to time by the  Board of  Directors  of the
Company.  The term to maturity of a repurchase  agreement  normally  will be no longer  than a few days.  Repurchase  agreements  maturing  in more than  seven days and other  illiquid  securities  will not  exceed 15% of the net assets of the Funds.

COVERED CALL  OPTIONS.  Each Fund is  authorized  to write (i.e.  sell) covered call  options  on the  securities  in which  it may  invest  and to enter  into closing  purchase  transactions  with  respect to certain  of such  options.  A covered call option is an option  where the Fund in return for a premium  gives another  party a right  to buy  specified  securities  owned  by the  Fund at a specified  future  date and price set at the time of the  contract.  (See "Risk
Factors  Applicable  to  Covered  Call  Options.")  Covered  call  options  are intended  to  serve as a  partial  hedge  against  any  declining  price of the underlying securities.

MONEY MARKET  SECURITIES.  Investments by the Funds in money market  securities shall include  government  securities,  commercial  paper, bank certificates of deposit and  repurchase  agreements  collateralized  by government  securities.
Investment  in  commercial  paper is  restricted  to  companies  in the top two rating categories by Moody's and Standard & Poor's.

ASSET-BACKED   SECURITIES.   The   Buffalo   High  Yield  Fund  may  invest  in
asset-backed  securities.  Asset-backed  securities are collateralized by short maturity loans such as automobile receivables,  credit card receivables,  other types of receivables  or assets.  Credit  support for  asset-backed  securities
may  be  based  on  the  underlying   assets  and/or  provided  through  credit
enhancements by a third party.  Credit  enhancement  techniques include letters of credit,  insurance bonds,  limited  guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

ADRS.  Buffalo  Equity Fund and Buffalo  Small Cap Fund may gain  international exposure  through  investing  in American  Depository  Receipts  (ADRs).  ADRs, which are issued by domestic  banks,  are publicly  traded in the United States and represent  ownership in  underlying  foreign  securities.  The Funds do not intend to invest  directly in foreign  securities or foreign  currencies.  (See
"Risk Factors Applicable to ADRs.")

                                  RISK FACTORS

RISK FACTORS  APPLICABLE TO HIGH  YIELDING  SECURITIES.  Buffalo  Balanced Fund
and  Buffalo  High  Yield  Fund  invest  in  high  yielding,   high  risk  debt
securities  (so-called  "junk  bonds").   These  lower-rated  bonds  involve  a
higher  degree of credit risk,  the risk that the issuer will not make interest or principal  payments when due. In the event of an  unanticipated  default,  a
Fund would  experience  a reduction  in its income,  and could expect a decline in the market value of the  securities  so affected.  More careful  analysis of the financial  condition of each issuer of lower grade  securities is therefore necessary.  During  an  economic  downturn  or  substantial  period  of  rising interest  rates,  highly  leveraged  issuers may  experience  financial  stress which would  adversely  affect their  ability to service  their  principal  and interest payment  obligations,  to meet projected  business goals and to obtain additional financing.

The market prices of lower grade  securities  are generally  less  sensitive to interest  rate  changes than higher rated  investments,  but more  sensitive to adverse  economic or political  changes or, in the case of  corporate  issuers,
individual   corporate   developments.   Periods  of  economic   or   political
uncertainty  and change can be  expected to result in  volatility  of prices of these  securities.  Since the last major economic  recession,  there has been a substantial  increase in the use of high-yield  debt  securities to fund highly
leveraged   corporate   acquisitions  and   restructurings.   Therefore,   past
experience  with  high-yield  securities in a prolonged  economic  downturn may
not  provide  an  accurate   indication  of  future   performance  during  such
periods.  Lower  rated  securities  also  may have  less  liquid  markets  than higher  rated  securities,  and their  liquidity  as well as their value may be adversely  affected  by adverse  economic  conditions.  Adverse  publicity  and investor  perceptions,  as  well  as new or  proposed  laws,  may  also  have a negative impact on the market for high yield/high risk bonds.

Credit quality of lower-rated  securities can change suddenly and  unexpectedly and even  recently  issued  credit  ratings  may not fully  reflect  the actual

risks  posed  by  a  particular  high  yield/high  risk  security.   For  these
reasons,  it is the Funds'  policy not to rely  primarily on ratings  issued by
established   credit   rating   agencies,   but  to  utilize  such  ratings  in
conjunction  with the investment  adviser's own  independent and ongoing review of credit  quality.  As a mutual fund  investing  in fixed  income  securities, each of the Funds is subject  primarily  to  interest  rate,  income and credit risk.  Interest  rate risk is the  potential  for a decline in bond  prices due to  rising  interest  rates.  In  general,  bond  prices  vary  inversely  with
interest  rates.   When  interest  rates  rise,  bond  prices  generally  fall.
Conversely,  when interest rates fall,  bond prices  generally rise. The change in price depends on several  factors,  including the bond's  maturity  date. In general,  bonds with longer  maturities  are more  sensitive to interest  rates than bonds with shorter maturities.

The Funds  are also  subject  to  income  risk,  which is the  potential  for a decline  in the  respective  Fund's  income  due  to  falling  market  interest rates.  In  addition to interest  rate and income  risks,  each Fund is subject to credit  risk as  defined  above.  The credit  risk of a Fund  depends on the quality  of its  investments.  Reflecting  their  higher  risks,  lower-quality bonds generally offer higher yields (all other factors being equal).

RISK FACTORS  APPLICABLE TO SMALL  CAPITALIZATION  SECURITIES.  Investments  in
common  stocks in general are subject to market,  economic and  business  risks that  will  cause  their  price to  fluctuate  over  time.  Investment  in such
smaller  company   securities  may  involve   greater  price   volatility  than
securities of larger, more established companies.

RISK  FACTORS  APPLICABLE  TO ADRS.  Up to 25% of  Buffalo  Equity  Funds'  and
Buffalo  Small Cap Funds' total  assets may be invested in ADRs.  Most ADRs are traded on a U.S.  stock exchange and can be sponsored or  unsponsored.  Issuers of  unsponsored  ADRs are not  contractually  obligated  to  disclose  material information  in the  U.S.  and,  therefore,  there  may  not  be a  correlation between such information and the market value of the unsponsored ADR.

ADRs  do  not  involve  the  same  direct   currency  and  liquidity  risks  as
securities   denominated  in  foreign  currency.   However,  their  value  will
generally  be  affected by  currency  fluctuations  that alter the value of the security underlying the ADRs with respect to the U.S. dollar.

RISK FACTORS  APPLICABLE  TO COVERED CALL  OPTIONS.  Each of the Buffalo  Funds
may engage in covered  call option  transactions  as  described  herein.  Up to
25% of a Fund's  total  assets  may be  subject to  covered  call  options.  By writing  covered call  options,  the Fund gives up the  opportunity,  while the option is in  effect,  to  profit  from any price  increase  in the  underlying security  above the option  exercise  price.  In addition,  a Fund's ability to sell the  underlying  security  will be  limited  while the option is in effect unless the Fund  effects a closing  purchase  transaction.  A closing  purchase transaction  cancels out a Fund's  position as the writer of an option by means of an  offsetting  purchase of an identical  option prior to the  expiration of the option it has written.  Upon the termination of a Fund's  obligation  under a covered  call option  other than  through  exercise  of the option,  the Fund will realize a short-term  capital  gain or loss.  Any gain  realized by a Fund from the  exercise of an option will be short- or  long-term  depending  on the period  for which the stock was held.  The  writing  of  covered  call  options creates a straddle that is  potentially  subject to the straddle  rules,  which may  override  some of the  foregoing  rules and result in a  deferral  of some losses for tax purposes.

RISK FACTORS  APPLICABLE  TO  REPURCHASE  AGREEMENTS.  The Funds may enter into repurchase  agreements.  The  use of  repurchase  agreements  involves  certain risks. For example,  if the seller of the agreement  defaults on its obligation to  repurchase  the  underlying  securities  at a time  when the value of these securities  has  declined,  a Fund may  incur a loss  when the  securities  are sold.  If  the  seller  of the  agreement  becomes  insolvent  and  subject  to liquidation  or  reorganization  under  the  Bankruptcy  Code  or  other  laws,
disposition  of  the  underlying   securities  may  be  delayed  pending  court
proceedings.  Finally,  it is  possible  that a Fund may not be able to perfect its  interest  in  the  underlying  securities.  While  the  Fund's  management acknowledges  these risks,  it is expected that they can be controlled  through stringent security selection criteria and careful monitoring procedures.

FUNDAMENTAL  INVESTMENT  POLICIES AND RESTRICTIONS.  The following  fundamental policies  have been  adopted by the Funds,  except  for the  Buffalo  Small Cap
Fund.   (Fundamental  policies  for  Buffalo  Small  Cap  Fund  follow).  These policies  cannot  be  changed  without  the  approval  of a  "majority  of  the outstanding  voting  securities" of the respective  Fund. Under the 1940 Act, a
"majority  of the  outstanding  voting  securities"  of a Fund  means  the vote of: (i) more than 50% of the  outstanding  voting  securities  of the Fund;  or
(ii) 67% or more of the  voting  securities  of the Fund  present at a meeting, if the  holders  of more  than 50% of the  outstanding  voting  securities  are present  or  represented  by  proxy,  whichever  is less.  In cases  where  the current legal or regulatory  limitations are explained,  such  explanations are
not  part  of  the  fundamental   restriction  and  may  be  modified   without
shareholder   approval  to  reflect   changes  in  the  legal  and   regulatory
requirements.

Buffalo  Balanced  Fund,  Buffalo  Equity  Fund,  Buffalo  High  Yield Fund and
Buffalo USA Global Growth Fund will not:

(1)   purchase  the  securities  of any one  issuer,  except the United  States government,  if  immediately  after and as a result of such purchase (a) the value of the holding of the Fund in the  securities  of such issuer  exceeds
      5% of the value of the Funds' total  assets,  or (b) the Fund owns more than
      10% of the outstanding voting securities,  or any other class of securities, of such issuer;

(2)   engage in the  purchase  or sale of real  estate  (unless  acquired  as a result of ownership of  securities  or other  instruments  and provided that this  restriction  does not prevent the Fund from investing in issuers which invest,  deal  or  otherwise  engage  in  transactions  in  real  estate  or interests  therein,  or  investing  in  securities  that are secured by real estate or interests  therein),  commodities  (unless acquired as a result of ownership  of  securities  or  other  instruments  and  provided  that  this restriction  does not prevent  the Fund from  engaging  in  transactions  in securities secured by physical commodities) or futures contracts;

(3)   underwrite  the  securities  of other  issuers  (except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);

(4)   make loans to any of its  officers,  directors  or  employees,  or to its manager, general distributor or officers or directors thereof;

(5)   make any  loan  (the  purchase  of a  security  subject  to a  repurchase agreement or the purchase of a portion of and issue of publicly  distributed debt securities is not considered the making of a loan);

(6)   invest in companies for the purpose of exercising control of management;

(7)   purchase  securities on margin, or sell securities short, except that the
      Fund may write covered call options;

(8)   purchase shares of other  investment  companies except in the open market at  ordinary  broker's  commission  or  pursuant  to a  plan  of  merger  or consolidation;

(9)   invest in the aggregate  more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial,  or local governments,  or corporations,  or authorities established thereby),  which, including  predecessors  have  not  had at  least  three  years'  continuous operations;

(10)  except  for  transactions  in its  shares  or  other  securities  through brokerage  practices  which are  considered  normal and  generally  accepted under  circumstances  existing  at the time,  enter into  dealings  with its officers or  directors,  its manager or  underwriter,  or their  officers or directors,  or any  organization  in which  such  persons  have a  financial interest;

(11)  borrow or pledge its assets under normal circumstances,  except up to 10%
      of its total  assets  (computed  at the lower of fair market  value or cost)
      temporarily  for  emergency  or  extraordinary  purposes,  and  not  for the purpose  of  leveraging  its  investments,  and  provided  further  that any borrowing  in excess of the 5% of the total  assets of the Fund  shall  have asset coverage of at least 3 to 1;

(12)  make itself or its assets liable for the indebtedness of others;

(13)  invest  in  securities   which  are   assessable  or  involve   unlimited
      liability;

(14)  purchase  any  securities  which would cause 25% or more of the assets of the Fund at the time of  purchase to be  invested  in any one  industry.  In applying this  restriction,  it is a matter of  non-fundamental  policy that investment in certain  categories of companies  will not be considered to be investments in a particular  industry.  For example:  (i) financial  service companies will be classified  according to the end users of their  services, for example,  automobile finance,  bank finance and diversified finance will each be considered a separate  industry;  (ii) technology  companies will be divided  according to their  products and services,  for example,  hardware, software,  information services and outsourcing,  or telecommunications will

      each  be  a  separate  industry;   (iii)  asset-backed  securities  will  be
      classified according to the underlying assets securing such securities;  and
      (iv) utility  companies  will be divided  according to their  services,  for example,  gas,  gas  transmission,  electric  and  telephone  will  each  be considered a separate industry; or

(15)  purchase or retain  securities  of any company in which any Fund officers
      or  directors,   or  Fund  manager,   its  partner,   officer,  or  director
      beneficially  owns more than1/2of 1% of such  company's  securities,  if all such persons owning more than1/2of 1% of such company's  securities,  own in the aggregate more than 5% of the outstanding securities of such company.

BUFFALO  SMALL  CAP  FUND  FUNDAMENTAL  POLICIES.   The  following  fundamental
policies  have been  adopted  by the  Buffalo  Small Cap Fund.  These  policies cannot be changed  without  the  approval  of a  "majority  of the  outstanding voting  securities"  of the  respective  Fund.  Under the 1940 Act, a "majority of the  outstanding  voting  securities"  of a Fund means the vote of: (i) more than 50% of the  outstanding  voting  securities  of the  Fund;  or (ii) 67% or more  of the  voting  securities  of the  Fund  present  at a  meeting,  if the holders of more than 50% of the  outstanding  voting  securities are present or represented  by proxy,  whichever is less.  In cases where the current legal or regulatory  limitations are explained,  such  explanations  are not part of the fundamental  restriction and may be modified  without  shareholder  approval to reflect changes in the legal and regulatory requirements.

Buffalo Small Cap will  not:

(1)   as to 75%  of its  total  assets,  purchase  the  securities  of any  one issuer,  except the United States government,  if immediately after and as a result  of such  purchase  (a) the value of the  holding  of the Fund in the securities  of such  issuer  exceeds  5% of the  value of the  Funds'  total assets,  or (b) the  Fund  owns  more  than  10% of the  outstanding  voting securities, or any other class of securities, of such issuer;

(2)   engage in the  purchase  or sale of real  estate  (unless  acquired  as a result of ownership of  securities  or other  instruments  and provided that this  restriction  does not prevent the Fund from investing in issuers which invest,  deal  or  otherwise  engage  in  transactions  in  real  estate  or interests  therein,  or  investing  in  securities  that are secured by real estate or interests  therein),  commodities  (unless acquired as a result of ownership  of  securities  or  other  instruments  and  provided  that  this restriction  does not prevent  the Fund from  engaging  in  transactions  in securities secured by physical commodities) or futures contracts;

(3)   underwrite  the  securities  of other  issuers  (except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);

(4)   make loans to other persons,  except by the purchase of debt  obligations which are permitted under its policy (the purchase of a security  subject to a repurchase  agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);

(5)   purchase  securities on margin, or sell securities short, except that the
      Fund may write covered call options;

(6)   borrow or pledge its credit under normal circumstances,  except up to 10%
      of its total  assets  (computed  at the lower of fair market  value or cost)
      temporarily  for  emergency  or  extraordinary  purposes,  and  not  for the purpose  of  leveraging  its  investments,  and  provided  further  that any borrowing  in excess of the 5% of the total  assets of the Fund  shall  have asset coverage of at least 3 to 1;

(7)   purchase  any  securities  which would cause 25% or more of the assets of the Fund at the time of  purchase to be  invested  in any one  industry.  In applying this  restriction,  it is a matter of  non-fundamental  policy that investment in certain  categories of companies  will not be considered to be investments in a particular  industry.  For example:  (i) financial  service companies will be classified  according to the end users of their  services, for example,  automobile finance,  bank finance and diversified finance will each be considered a separate  industry;  (ii) technology  companies will be divided  according to their  products and services,  for example,  hardware, software,  information services and outsourcing,  or telecommunications will
      each  be  a  separate  industry;   (iii)  asset-backed  securities  will  be
      classified according to the underlying assets securing such securities;  and
      (iv) utility  companies  will be divided  according to their  services,  for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

NON-FUNDAMENTAL  INVESTMENT  POLICIES  AND  RESTRICTIONS.  In  addition  to the fundamental  policies and  investment  restrictions  described  above,  and the various general  investment  policies  described in the  Prospectus,  the Funds

(except  Buffalo  Small  Cap)  will  be  subject  to the  following  investment restrictions,  which are considered  non-fundamental  and may be changed by the
Board  of  Directors   without   shareholder   approval.   (Buffalo  Small  Cap
non-fundamental policies follow.)

Other  Investment  Companies.  The  Buffalo  Funds are  permitted  to invest in other investment companies on the open market,  including open-end,  closed-end or unregistered  investment companies,  either within the percentage limits set
forth  in  the  1940  Act,  any  rule  or  order   thereunder,   or  SEC  staff
interpretation  thereof,  or without regard to percentage  limits in connection with a merger,  reorganization,  consolidation  or other  similar  transaction.
However,  the Fund may not operate as a fund of funds which  invests  primarily
in  the  shares  of  other   investment   companies  as  permitted  by  Section
12(d)(1)(F)  or (G)  of the  1940  Act,  if its  own  shares  are  utilized  as investments  by  such a fund of  funds.  Under  current  legal  and  regulatory requirements,  the  Fund  may  invest  up to 5% of  its  total  assets  in  the securities of any one investment  company,  but may not own more than 3% of any investment  company  or  invest  more  than  10% of  its  total  assets  in the securities of other investment companies.

BUFFALO  SMALL  CAP  FUND   NON-FUNDAMENTAL   POLICIES.   In  addition  to  the
fundamental  policies and  investment  restrictions  described  above,  and the various  general  investment  policies  described  in the  Prospectus,  Buffalo
Small  Cap Fund  will be  subject  to the  following  investment  restrictions, which  are  considered  non-fundamental  and may be  changed  by the  Board  of
Directors without shareholder approval.  Buffalo Small Cap Fund will not:

(1)   invest in companies for the purpose of exercising control of management;

(2)   purchase shares of other  investment  companies except in the open market at  ordinary  broker's  commission  or  pursuant  to a  plan  of  merger  or consolidation;

(3)   invest in the aggregate  more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial,  or local governments,  or corporations,  or authorities established thereby),  which, including  predecessors  have  not  had at  least  three  years'  continuous operations; or

(4)   Enter into  dealings  with its  officers  or  directors,  its  manager or underwriter,  or their officers or directors,  or any  organization in which such  persons  have a financial  interest,  except for  transactions  in its shares or  transactions in other  securities  where such person is acting as broker  and the  brokerage  fees and  practices  are  considered  normal and generally accepted

FUND TRANSACTIONS.  Decisions to buy and sell securities for the Funds are made by Jones & Babson, Inc. pursuant to recommendations by Kornitzer Capital
Management, Inc.  Officers of the Funds and Jones & Babson, Inc. are
generally responsible for implementing and supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or price of the securities.  In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.  Following is information on the amount of brokerage commissions paid by the Funds' during the periods indicated:

                    FISCAL YEAR  FISCAL YEAR    FISCAL YEAR
                    ------------ ------------   -----------
                    ENDED MARCH  ENDED MARCH    ENDED MARCH
                    ------------ ------------   -----------
NAME OF FUND          31, 1998     31, 1999       31, 2000
------------          --------     --------       --------
Buffalo Balanced      $37,424       $42,771        $27,377
Fund
Buffalo Equity Fund   $56,215       $52,763        $29,603
Buffalo High Yield     $4,997       $3,904         $8,178
Fund
Buffalo Small Cap       N/A         $35,033        $47,892
Fund
Buffalo USA Global    $51,897       $25,317        $25,658
Fund

The level of brokerage  commissions  generated by a Fund is directly related to the  number and the size of the buy and sell  transactions  into which the Fund enters.  The frequency and size of these  transactions  are affected by various
factors   such  as  cash  flows  into  and  out  of  a  fund,   the   manager's
interpretation of the market or economic environment, etc.

The Funds, in purchasing and selling portfolio  securities,  will seek the best available  combination  of execution and overall price (which shall include the cost of the transaction)  consistent with the circumstances  which exist at the
time.   The  Funds  do  not  intend  to  solicit   competitive   bids  on  each
transaction.  Portfolio turnover ratios for the Funds are as follows:

                      FISCAL YEAR   FISCAL YEAR
                      ------------  -----------
                      ENDED MARCH   ENDED MARCH
                      ------------  -----------
NAME OF FUND            31, 1999      31, 2000
------------            --------      --------
Buffalo Balanced Fund      57%           33%
Buffalo Equity Fund        83%          27%*
Buffalo High Yield         30%           16%
Fund
Buffalo Small Cap          34%           42%
Fund
Buffalo USA Global         42%           35%
Fund
 *The  decrease in turnover  reflects a slowdown in cash  proceeds and a return to normal buy and hold trading activity.

The  Funds  believe  it  is in  their  best  interest  to  have  a  stable  and continuous  relationship  with  a  diverse  group  of  financially  strong  and technically  qualified  broker-dealers  who will provide quality  executions at competitive rates.  Broker-dealers  meeting these  qualifications  also will be selected for their  demonstrated  loyalty to the respective  Fund,  when acting on its behalf,  as well as for any research or other  services  provided to the
respective   Fund.  The  Funds  may  execute  a  substantial   portion  of  the
portfolio  transactions  through  brokerage  firms that are  members of the New
York Stock Exchange or through other major  securities  exchanges.  When buying securities in the  over-the-counter  market, the Funds will select a broker who maintains a primary  market for the  security  unless it appears  that a better combination  of price and execution may be obtained  elsewhere.  The Funds will
not  normally  pay  a  higher  commission  rate  to  broker-dealers   providing
benefits  or  services  to it than it would pay to  broker-dealers  who did not provide such  benefits or  services.  However,  the Funds  reserve the right to do so  within  the  principles  set  out in  Section  28(e)  of the  Securities
Exchange Act of 1934 when it appears  that this would be in the best  interests of the shareholders.

No  commitment  is made to any  broker or dealer  with  regard  to  placing  of orders for the purchase or sale of Fund portfolio  securities,  and no specific formula is used in placing  such  business.  Allocation  is reviewed  regularly by both the Boards of Directors of the Funds and Jones & Babson, Inc.

Since the Funds do not market their  shares  through  intermediary  brokers and dealers,  it is not the Funds'  practice to  allocate  brokerage  or  principle business on the basis of sales of their  shares  which may be made through such
firms.    However,   they   may   place   portfolio   orders   with   qualified
broker-dealers  who recommend the Funds to their  clients,  or who act as agent in the purchase of the Funds' shares for their clients.

Research  services  furnished  by  broker-dealers  may be useful to the  Funds'
manager and its  investment  counsel in serving other  clients,  as well as the respective  Funds.  Conversely,  the Funds may benefit from  research  services obtained  by the  manager  or its  investment  counsel  from the  placement  of portfolio brokerage of other clients.

When the manager in its  fiduciary  duty believes it to be in the best interest of the  shareholders,  the Funds may join with other clients of the manager and its  investment  counsel in  acquiring  or  disposing  of a portfolio  holding.
Securities  acquired or proceeds  obtained will be equitably  distributed among the  Funds  and  other  clients  participating  in  the  transaction.  In  some instances,  this investment  procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

                             PERFORMANCE MEASURES

The Funds may advertise  "average  annual total return" over various periods of time.  Such total return  figures show the average  percentage  change in value of an investment in the Fund from the  beginning  date of the measuring  period to the end of the  measuring  period.  These  figures  reflect  changes  in the price of each  Fund's  shares  and  assume  that any  income  dividends  and/or
capital  gains   distributions  made  by  the  Funds  during  the  period  were reinvested  in shares of the  Funds.  Figures  will be given for  recent  one-, five-  and  ten-year  periods  (if  applicable),  and may be  given  for  other periods as well (such as from  commencement of the Fund's  operations,  or on a year-by-year  basis).  When  considering  "average"  total  return  figures for periods  longer than one year,  it is  important  to note that a Fund's  annual total  return  for any one year in the period  might have been  greater or less than the average for the entire period.

TOTAL RETURN.  The Funds' "average  annual total return" figures  described and shown below are computed  according to a formula  prescribed by the  Securities and Exchange Commission.  The formula can be expressed as follows:

 P(1+T)n= ERV

 Where: P = a  hypothetical initial payment
            of $1,000

      T = average annual total return

      n = number of years

    ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

From time to time,  Buffalo  Balanced  Fund and  Buffalo  High  Yield  Fund may
quote   its   yield   in   advertisements,   shareholder   reports   or   other
communications   to  shareholders.   Yield  is  calculated   according  to  the
following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current  yield is determined  by dividing the net  investment  income per share earned during a 30-day base period by the maximum  offering  price per share on the last day of the period and  annualizing  the result.  Expenses  accrued for the  period  include  any fees  charged  to all  shareholders  during  the base period.

The SEC standardized yield formula is as follows:

            /  /         \     \
            | |          |     |
            | | a - b    |6    |
Yield =2    | | ----- + 1| - 1 |
            | |  cd      |     |
            \ \          /     /

      Where:

a  =  dividends and interest earned during the period

b  =  expenses accrued for the period (net of reimbursements)

c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends
d  =  the maximum offering price per share on the last day of the period.

PERFORMANCE  COMPARISONS.  In advertisements  or in reports to shareholders,  a
Fund may compare its  performance  to that of other  mutual  funds with similar investment  objectives and to stock or other relevant indices.  For example, it
may  compare  its  performance  to  rankings   prepared  by  Lipper  Analytical
Services,   Inc.  (Lipper),  a  widely  recognized  independent  service  which
monitors  the   performance   of  mutual  funds.   The  Fund  may  compare  its
performance  to the  Standard & Poor's 500 Stock  Index (S&P 500),  an index of unmanaged  groups  of  common  stocks,  the Dow  Jones  Industrial  Average,  a recognized  unmanaged index of common stocks of 30 industrial  companies listed on the NYSE,  the Russell  2000 Index,  a small  company  stock  index,  or the
Consumer Price Index.

Performance  rankings,   recommendations,   published  editorial  comments  and
listings reported in Money,  Barron's,  Kiplinger's  Personal Finance Magazine,
Financial  World,  Forbes,  U.S. News & World Report,  Business  Week, The Wall
Street  Journal,  Investors  Business Daily,  USA Today,  Fortune and Stanger's
may also be cited (if the Fund is listed in any such  publication)  or used for comparison,  as well as  performance  listings  and rankings  from  Morningstar
Mutual  Funds,  Personal  Finance,  Income and Safety,  The Mutual Fund Letter,
No-Load Fund  Investor,  United  Mutual Fund  Selector,  No-Load Fund  Analyst,
No-Load  Fund X, Louis  Rukeyser's  Wall Street  newsletter,  Donoghue's  Money
Letter, CDA Investment  Technologies,  Inc.,  Wiesenberger Investment Companies
Service and Donoghue's Mutual Fund Almanac.

The table below shows the average annual total return for each of the Funds for the specified periods.

                        BALANCED     EQUITY    HIGH YIELD   GLOBAL   SMALL CAP
                          FUND        FUND       FUND        FUND      FUND

For the year 4/1/99-     16.78%       31.07%     4.83%       60.72%    64.87%
3/31/00

From beginning of
operations to3/31/00*    10.89%       24.31%     8.53%       26.48%    25.87%
------------------------------------------------------------------------------

*     Buffalo Balanced Fund began operation on August 12, 1994; Buffalo Equity
      Fund, Buffalo High Yield Fund, and Buffalo USA Global Fund each began operation on May 19, 1995.  Buffalo Small Cap Fund began operation on
      April 14, 1998.

                         PURCHASING AND SELLING SHARES

PURCHASES.  We  will  not  be  responsible  for  the  consequences  of  delays, including  delays in the banking or Federal  Reserve  wire  systems.  We cannot process  transaction  requests  that  are not  complete  and in good  order  as described  in the  prospectus.  If you use the  services of any other broker to purchase  or redeem  shares of the Fund,  that  broker  may  charge  you a fee.
Each order  accepted  will be fully  invested in whole and  fractional  shares, unless the purchase of a certain  number of whole shares is  specified,  at the net asset  value per share next  effective  after the order is  accepted by the
Fund.

Each  investment is confirmed by a  year-to-date  statement  which provides the details  of the  immediate  transaction,  plus all prior  transactions  in your account  during the current year.  This  includes the dollar  amount  invested, the  number of shares  purchased  or  redeemed,  the price per  share,  and the aggregate  shares owned.  A transcript  of all activity in your account  during the previous  year will be furnished  each  January.  By retaining  each annual summary  and the last  year-to-date  statement,  you have a  complete  detailed
history  of  your  account  which  provides   necessary  tax   information.   A
duplicate  copy of a past annual  statement is  available  from Jones & Babson,
Inc.  at its cost,  subject  to a minimum  charge of $5 per  account,  per year requested.

Normally,  the shares that you purchase  are held by the Fund in open  account, thereby  relieving you of the  responsibility  of providing for the safekeeping of a  negotiable  share  certificate.  Should  you  have a  special  need for a certificate,  one will be issued on  request  for all or a portion of the whole shares in your account.  There is no charge for the first  certificate  issued.
A charge of $3.50  will be made for any  replacement  certificates  issued.  In order to protect the interests of the other  shareholders,  share  certificates will be sent to those  shareholders  who  request  them only after the Fund has determined  that  unconditional  payment  for  the  shares  represented  by the certificate has been received by its custodian, UMB Bank, n.a.

If an order  to  purchase  shares  must be  canceled  due to  non-payment,  the purchaser  will be  responsible  for any loss incurred by the Funds arising out of such  cancellation.  To recover any such loss,  the Funds  reserve the right to redeem  shares  owned by any  purchaser  whose order is  canceled,  and such purchaser may be  prohibited  or  restricted  in the manner of placing  further orders.

The Funds  reserve the right in their sole  discretion  to withdraw  all or any part of the  offering  made by the  prospectus  or to  reject  purchase  orders when,  in the judgment of  management,  such  withdrawal or rejection is in the best interest of the Funds and their shareholders.

The Funds  reserve the right to refuse to accept  orders for Fund shares unless accompanied by payment,  except when a responsible  person has  indemnified the
Funds  against  losses   resulting  from  the  failure  of  investors  to  make
payment.  If an order to purchase  shares must be canceled due to  non-payment, the  purchaser  will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover  any such loss,  the Funds  reserve  the right to redeem  shares by any  purchaser  whose  order is  canceled,  and such purchaser may be  prohibited  or  restricted  in the manner of placing  further orders.

SALES  (REDEMPTIONS).  We  will  not be  responsible  for the  consequences  of delays,  including  delays in the banking or Federal  Reserve wire systems.  We cannot  process  transaction  requests that are not complete and in good order.
We must  receive an endorsed  share  certificate  with a  signature  guarantee, where a certificate has been issued.

The right of  redemption  may be  suspended,  or the date of payment  postponed beyond  the  normal  three-day  period  by the  Board of  Directors  under  the following  conditions  authorized by the  Investment  Company Act of 1940:  (1)
for any period (a) during  which the New York Stock  Exchange is closed,  other than  customary  weekend and holiday  closing,  or (b) during which  trading on the New York Stock Exchange is  restricted;  (2) for any period during which an emergency  exists as a result of which (a) disposal by the Funds of  securities owned  by  it is  not  reasonably  practical,  or  (b)  it  is  not  reasonably practical for the Funds to determine  the fair value of its net assets;  or (3)
for such other periods as the Securities  and Exchange  Commission may by order permit for the protection of the Funds' shareholders.

The Funds  have  elected to be  governed  by Rule  18f-1  under the  Investment
Company  Act of 1940  pursuant  to which  the  Funds  are  obligated  to redeem shares  solely in cash up to the  lesser of  $250,000  or 1% of the  Fund's net
asset  value  during  any  90-day  period  for  any  one  shareholder.   Should
redemptions by any shareholder  exceed such  limitation,  a Fund may redeem the excess in kind.  If shares are  redeemed  in kind,  the  redeeming  shareholder may incur brokerage costs in converting the assets to cash.

SIGNATURE  GUARANTEES.  Signature  guarantees  normally  reduce the possibility of forgery  and are  required  in  connection  with each  redemption  method to
protect   shareholders  from  loss.   Signature   guarantees  are  required  in
connection  with all  redemptions  of  $10,000  or more by mail or  changes  in
share   registration,   except  as  provided  in  the   Prospectus.   Signature
guarantees  must  appear  together  with  the  signature(s)  of the  registered owner(s) on:

(1) a written request for redemption in excess of $10,000;

(2) a separate instrument of assignment,  which should specify the total number of shares to be  redeemed  (this  "stock  power" may be  obtained  from the
    Funds or from most banks or stock brokers); or

(3) all stock certificates tendered for redemption.

(4) a request for a  redemption  check to be sent to a different  payee, bank or address then we have on file.

HOW  SHARE  PRICE IS  DETERMINED.  The net asset  value  per share is  computed once daily,  Monday through Friday,  at 4:00 p.m.  (Eastern Time) except:  days when the Funds are not open for  business;  days on which  changes in the value of portfolio  securities will not materially  affect the net asset value;  days during  which no purchase  or  redemption  order is received by the Funds;  and customary holidays.

The  Funds do not  compute  their net asset  value on the  following  customary holidays:

New Year's Day                 January 1
Martin Luther King Jr. Day     Third Monday in January
Presidents' Holiday            Third Monday in February
Good Friday                    Friday before Easter
Memorial Day                   Last Monday in May
Independence Day               July 4
Labor Day                      First Monday in September
Thanksgiving Day               Fourth Thursday in November
Christmas Day                  December 25

ADDITIONAL PURCHASE AND REDEMPTION POLICIES.  We reserve the right to:

Waive or  increase  the minimum  investment  requirements  with  respect to any person or class of persons,  which include  shareholders  of the Funds' special investment programs.

Cancel or change the  telephone  investment  service,  the  telephone/telegraph exchange  service and the  automatic  monthly  investment  plan  without  prior notice to you where in the best interest of the Funds and its investors.

Begin  charging a fee for the  telephone  investment  service or the  automatic monthly  investment  plan and to cancel or change these  services  upon 15 days written notice to you.

Begin  charging  a fee for the  telephone/telegraph  service  and to  cancel or change the service upon 60 days written notice to you.

Begin  charging a fee for the systematic  redemption  plan upon 30 days written notice to you.

Waive signature  guarantee  requirements in certain  instances where it appears reasonable  to do so  and  will  not  unduly  affect  the  interests  of  other
shareholders.   We  may  waive  the  signature  guarantee  requirement  if  you authorize  the  telephone/telegraph  redemption  method  at the  same  time you submit the initial application to purchase shares.

Require  signature  guarantees if there appears to be a pattern of  redemptions designed  to avoid the  signature  guarantee  requirement,  or if we have other reason to believe that this  requirement  would be in the best interests of the
Funds and their shareholders.

                      MANAGEMENT OF THE COMPANY AND FUNDS

DIRECTORS AND OFFICERS.  The officers of the Funds manage their day-to-day operations.  The Funds' manager and its officers are subject to the supervision and control of the Board of Directors.

The  following  table lists the  officers  and  directors of the Fund and their ages.  Unless  noted  otherwise,  the address of each  officer and  director is
BMA Tower,  700 Karnes  Blvd.,  Kansas  City,  Missouri  64108-3306.  Except as
indicated,  each has been an  employee  of Jones & Babson,  Inc.  for more than five years.

*STEPHEN S.  SODEN  (55),  PRESIDENT  AND  DIRECTOR.  President  and  Director,
Jones & Babson, Inc. and
of each of the Babson Funds,  UMB Scout Funds,  Buffalo Funds and the Investors
Mark  Series  Fund,  Inc.;  President  and  Trustee,  D.L.  Babson  Bond Trust;
Director, AFBA Five Star Fund, Inc.

*KENT W. GASAWAY  (40),  DIRECTOR.  Senior Vice  President,  Kornitzer  Capital
Management,  Inc., KCM Building,  Shawnee Mission,  Kansas 66202.  Director, of
each of the five  investment  companies  within  the  Buffalo  Group of  Mutual
Funds;  formerly Assistant Vice President,  Waddell & Reed, Inc., a mutual fund company.
__________________________
*Directors who are interested persons as that term is defined in the Investment Company Act of 1940, as amended.

THOMAS C. CASE (59),  DIRECTOR.  Retired,  3485  Paydirt Dr.,  Placerville,  CA
95667.  Director,  of each of the five investment  companies within the Buffalo
Group of Mutual Funds;  formerly  President and Chief  Executive  Officer,  the
Frankona American Companies, an insurance company.

FRANCIS C. ROOD (66),  DIRECTOR.  Retired,  73-395  Agave  Lane,  Palm  Desert,
California  92260-6653.  Formerly Vice  President of Finance,  Hallmark  Cards,
Inc.;  Director of each of the Babson  Funds,  Buffalo  Funds and the Investors
Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust.

WILLIAM  H.  RUSSELL  (77),  DIRECTOR.  Financial  Consultant,  645  West  67th
Street,  Kansas  City,  Missouri  64113;  previously  Vice  President,  Sprint;
Director of each of the Babson  Funds,  Buffalo  Funds and the  Investors  Mark
Series Fund, Inc.; Trustee, D.L. Babson Bond Trust.

H. DAVID RYBOLT (58),  DIRECTOR.  Consultant,  HDR  Associates,  P.O. Box 2468,
Shawnee Mission,  Kansas 66201;  Director of each of the Babson Funds,  (except the  Babson-Stewart  Ivory  International  Fund,  Inc.)  Buffalo  Funds and the
Investors Mark Series Fund, Inc.; Trustee, D.L. Babson Bond Trust.

P. BRADLEY  ADAMS (39),  VICE  PRESIDENT  AND  TREASURER.  Vice  President  and
Treasurer,  Jones & Babson,  Inc.,  and of each of the Babson Funds,  UMB Scout
Funds and Buffalo  Funds;  Vice  President and Chief  Financial  Officer,  AFBA
Five Star Fund,  Inc.;  Principal  Financial  Officer,  Investors  Mark  Series
Fund, Inc.

W.  GUY  COOKE  (39),  VICE  PRESIDENT  AND  CHIEF  COMPLIANCE  OFFICER.  Chief
Compliance Officer,  Jones & Babson,  Inc.; Vice President and Chief Compliance
Officer of the nine investment  companies  within the Babson Mutual Fund Group;
Vice President and Chief  Compliance  Officer of the ten  investment  companies within the UMB Scout Funds group;  Vice President and Chief Compliance  Officer of the five  investment  companies  within the Buffalo  Group of Mutual  Funds;
Vice  President and Chief  Compliance  Officer,  AFBA Five Star Fund,  Inc. Mr.
Cooke  joined  Jones & Babson in March  1998 and  previously  was  Director of
Compliance at American Century Companies.

MARTIN A. CRAMER  (50),  VICE  PRESIDENT  AND  SECRETARY.  Vice  President  and
Secretary,  Jones & Babson,  Inc.,  and of each of the Babson Funds,  UMB Scout
Funds and Buffalo  Funds;  Secretary and Assistant  Vice  President,  AFBA Five
Star Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.

CONSTANCE E. MARTIN (39),  VICE PRESIDENT.  Assistant Vice  President,  Jones &
Babson,  Inc.; Vice President of each of the Babson Funds,  UMB Scout Funds and
Buffalo Funds.

 COMPENSATION

 None of the officers or directors  will be  remunerated by the Funds for their normal duties and services.  Their  compensation  and expenses  arising out of normal  operations  will be paid by Jones & Babson,  Inc. under the provisions of the Management Agreement

 Messrs.  Case, Rood,  Russell  Rybolt have no financial  interest in, nor are they  affiliated  with  either  Jones &  Babson,  Inc.  or  Kornitzer  Capital
 Management, Inc.

 The  officers  and  directors of each of the Funds as a group own less than 1%
 of the Funds.

                               COMPENSATION TABLE

                                                           Total
                                Pension or                 Compensation
                                Retirement     Estimated   From All
                 Aggregate      Benefits       Annual      Buffalo
                 Compensation   Accrued as     Benefits    Funds Paid
Name of          From Each      Part of Fund   Upon        to
Director         Fund           Expenses       Retirement  Directors**

 Kent W.              --             --            --           --
 Gasaway*
 Thomas S. Case     $5,500           --            --         $5,500
 Stephen S.           --             --            --           --
 Soden*
 Francis C.         $5,500           --            --         $5,500
 Rood
 William H.         $5,500           --            --         $5,500
 Russell
 H. David           $5,500           --            --         $5,500
 Rybolt

* As "interested  directors," Messrs. Gasaway and Soden receive no compensation for their services as  directors.

**The amounts  reported in this column reflect the total  compensation  paid to each  director for his services as a director of five Buffalo Funds during the fiscal  year  ended  March 31,  2000.  Directors'  fees are paid by the Funds'
 manager and not by the Funds themselves.

 MANAGER AND INVESTMENT ADVISER.  Jones & Babson, Inc. serves as Manager,
 Underwriter, Transfer Agent, Fund Accounting Agent and Distributor for the
 five funds in the Buffalo Group of Mutual Funds.  As part of the Management
 Agreements between Jones & Babson, Inc., and Buffalo Balanced Fund, Inc,
 Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap
 Fund, Inc. and Buffalo USA Global Fund, Inc., Jones & Babson, Inc. employs at its own expense Kornitzer Capital Management, Inc. as its investment adviser.

 As compensation for all the foregoing services, the Funds pay Jones & Babson,
 Inc. a fee at the annual rate of one percent (1%) of average daily net assets from which Jones & Babson, Inc. pays Kornitzer Capital Management, Inc. a fee of 50/100 of 1% (.50%) of average daily net assets. Both fees are computed daily; the fee to Jones & Babson, Inc. is paid semimonthly, and the fee to
 Kornitzer Capital Management, Inc. is paid monthly.

 According to the Management Agreement, Jones & Babson received the following investment advisory fees:

                       Fiscal Year Ended    Fiscal Year Ended     Fiscal Year Ended
                      -----------------     -----------------     -----------------
  Name of Fund          March 31, 1998      March 31, 1999         March 31, 1999
  -------------       ----------------      -----------------     -----------------
  Buffalo Balanced
  Fund                  $489,966              $479,622                $354,000
  Buffalo Equity
  Fund                  $293,680              $327,856                $312,000
  Buffalo High
  Yield Fund            $329,029              $643,569                $532,000
  Buffalo Small
  Cap Fund                N/A                 $67,843                 $213,000
  Buffalo USA
  Global Fund           $436,378              $396,253                $406,000

From these management fees, Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund.  The 1% annual fee charged by
Jones & Babson, Inc. covers all normal operating costs of the Fund including investment advisory fees paid to Kornitzer Capital Management, Inc.

Kornitzer Capital Management, Inc. was founded in 1989.  It is a private investment research and advisory organization serving individual, corporate
and other institutional clients.   The following amounts were paid to
Kornitzer Capital Management, Inc. for its investment advisory services and are included in the amounts received by Jones & Babson, Inc.:

                       Fiscal Year Ended  Fiscal Year Ended     Fiscal Year Ended
                       -----------------  -----------------     -----------------
  Name of Fund         March 31, 1998      March 31, 1999       March 31, 2000
  ------------         -----------------   ----------------     -----------------
  Buffalo Balanced
  Fund                  $244,983             $239,811               $177,000
  Buffalo Equity
  Fund                  $146,840             $163,928               $156,000
  Buffalo High
  Yield Fund            $164,514             $321,785               $266,000
  Buffalo Small Cap
  Fund                     N/A               $33,922                $106,500
  Buffalo USA
  Global Fund           $218,189             $198,127               $203,000

Jones and Babson,  Inc.  also  sponsors and manages,  in  association  with its investment  counsel,  David L. Babson & Co. Inc., nine no-load funds comprising the Babson  Mutual Fund Group.  They are:  David L. Babson  Growth Fund,  Inc.,
Babson  Enterprise Fund, Inc.,  Babson  Enterprise Fund II, Inc.,  Babson Value
Fund, Inc. Shadow Stock Fund, Inc.,  Babson-Stewart  Ivory  International Fund,
Inc.,  D.L.  Babson Bond Trust,  D.L.  Babson Money Market Fund,  Inc. and D.L.
Babson Tax-Free Income Fund, Inc.

Jones  Babson,  Inc. also sponsors  eleven mutual funds which  especially seek
to  provide   services  to  customers  of  affiliate  banks  of  UMB  Financial
Corporation.  They are:  UMB Scout  Stock  Fund,  Inc.,  UMB Scout  Bond  Fund,
Inc.,  UMB Scout Money  Market  Fund,  Inc.,  UMB Scout  Tax-Free  Money Market
Fund,  Inc., UMB Scout Regional Fund,  Inc., UMB Scout  WorldWide  Fund,  Inc.,
UMB Scout Balanced Fund,  Inc., UMB Scout Kansas  Tax-Exempt  Bond Fund,  Inc.,
UMB Scout Capital  Preservation  Fund,  Inc., UMB Scout Stock Select Fund, Inc.
and UMB Scout WorldWide Select Fund, Inc.

Jones  Babson, Inc. also sponsors the AFBA Five Star Fund, Inc.

Certain  officers and  directors of the Fund are also  officers or directors or both of  other  Buffalo  Funds,  Jones &  Babson,  Inc.  or  Kornitzer  Capital
Management,  Inc.  Jones  &  Babson,  Inc.  is  a  wholly-owned  subsidiary  of
Business  Men's  Assurance  Company of  America,  which is  considered  to be a controlling  person  under the  Investment  Company Act of 1940.  Assicurazioni
Generali S.P.A.,  an insurance  organization  founded in 1831 based in Trieste,
Italy,  is considered to be a controlling  person and is the ultimate parent of
Business  Men's  Assurance  Company  of  America.  Mediobanca  is a 5% owner of
Generali.  Kornitzer  Capital  Management,  Inc. is a closely held  corporation and  has  limitations  in the  ownership  of its  stock  designed  to  maintain control  in  those  who  are  active  in  management.  Owners  of 5% or more of
Kornitzer  Capital  Management,  Inc. are John C.  Kornitzer,  Kent W. Gasaway,
Willard R. Lynch, Thomas W. Laming and Susan Stack.

CODE  OF  ETHICS.  The  Funds,  their  investment   adviser,   sub-adviser  and
principal  underwriter  have each  adopted a code of  ethics,  as  required  by
federal   securities  laws.  Under  each  code  of  ethics,   persons  who  are
designated as access  persons may engage in personal  securities  transactions, including  transactions  involving  securities that may be purchased or sold by any Fund,  subject to certain general  restrictions  and procedures.  Each code of  ethics  contains  provisions  designed  to  substantially  comply  with the recommendations  contained in the Investment  Company  Institute's  1994 Report
of the Advisory  Group on Personal  Investing.  The codes of ethics are on file with the Securities and Exchange Commission.

CUSTODIAN.  The Funds' assets are held for safe-keeping by an independent custodian, UMB Bank, n.a.  This means UMB Bank, n.a., rather than Funds, has possession of the Funds' cash and securities.  UMB Bank, n.a. is not responsible for the Funds' investment management or administration.  But, as directed by the Funds' officers, it delivers cash to those who have securities to a Fund in return for such securities, and to those who have purchased securities from a Fund, it delivers such securities in return for their cash purchase price.  It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of a Fund's expenses.  The custodian is compensated by the manager.  There is no charge to the Funds.

INDEPENDENT AUDITORS.  The Funds' financial statements are audited by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification.  Ernst & Young
LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City,
Missouri 64105, is the present auditor for the Funds.

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS  OF NET INVESTMENT  INCOME.  A Fund receives income  generally in the form of  dividends  and  interest on its  investments.  This  income,  less expenses  incurred  in the  operation  of a  Fund,  constitutes  a  Fund's  net investment  income from which  dividends may be paid to you. Any  distributions by a Fund from such income will be taxable to you as ordinary  income,  whether you take them in cash or in additional shares.

DISTRIBUTIONS  OF CAPITAL  GAINS.  A Fund may derive  capital  gains and losses in connection  with sales or other  dispositions  of its portfolio  securities.
Distributions  from net  short-term  capital  gains  will be  taxable to you as ordinary  income.  Distributions  from  net  long-term  capital  gains  will be taxable to you as  long-term  gain,  regardless  of how long you have held your shares in a Fund.  Any net capital gains  realized by a Fund  generally will be distributed  once  each  year,  and  may be  distributed  more  frequently,  if necessary, in order to reduce or eliminate excise or income taxes on a Fund.

INFORMATION  ON THE TAX CHARACTER OF  DISTRIBUTIONS.  A Fund will inform you of the amount of your ordinary  income  dividends and capital gains  distributions at the time  they are  paid,  and will  advise  you of  their  tax  status  for federal  income tax purposes  shortly  after the close of each  calendar  year.
If you have not held Fund  shares for a full  year,  a Fund may  designate  and distribute  to you, as ordinary  income or capital gain, a percentage of income that is not  equal to the  actual  amount  of such  income  earned  during  the period of your investment in a Fund.

ELECTION TO BE TAXED AS A REGULATED  INVESTMENT  COMPANY.  Each Fund intends to elect to be treated as a regulated  investment  company  under  Subchapter M of
the  Internal  Revenue  Code.  As  a  regulated   investment  company,  a  Fund
generally  pays no income tax on the income  and gains it  distributes  to you.
The Board reserves the right not to maintain the  qualification  of a Fund as a regulated  investment  company  if it  determines  such  course of action to be beneficial  to  shareholders.  In such case, a Fund will be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and gains,  and distributions  to you will be taxed as ordinary  dividend  income to the extent of a Fund's earnings and profits.

EXCISE TAX  DISTRIBUTION  REQUIREMENTS.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code  requires a Fund to  distribute to you by December 31 of each year, at a minimum,  the following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital gain net income earned  during the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts  from the prior year.  Each Fund  intends to declare and pay these  amounts  in  December  (or in  January  that are  treated  by you as received in December) to avoid these excise  taxes,  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION  OF FUND  SHARES.  Redemptions  and  exchanges  of Fund  shares  are taxable  transactions  for  federal  and  state  income  tax  purposes.  If you redeem  your  Fund  shares,  or  exchange  your  Fund  shares  for  shares of a different  Buffalo  Fund,  the IRS will  require that you report a gain or loss on your  redemption  or exchange.  If you hold your shares as a capital  asset, the gain or loss  that you  realize  will be  capital  gain or loss and will be long-term  or  short-term,  generally  depending  on how  long  you  hold  your shares.  Any loss  incurred  on the  redemption  or exchange of shares held for six months or less will be treated as a  long-term  capital  loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

All or a  portion  of any loss that you  realize  upon the  redemption  of your
Fund shares will be  disallowed  to the extent that you buy other shares in the
Fund (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under  these rules will be added to your tax basis in the new shares you buy.

U.S.  GOVERNMENT  OBLIGATIONS.  Many states grant tax-free  status to dividends
paid  to  you  from  interest   earned  on  direct   obligations  of  the  U.S.
government,  subject in some  states to minimum  investment  requirements  that
must  be  met  by  the  Fund.   Investments  in  Government  National  Mortgage
Association  or  Federal  National  Mortgage  Association  securities,  bankers acceptances,  commercial  paper and  repurchase  agreements  collateralized  by
U.S.  government  securities do not generally  qualify for tax-free  treatment.
The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED   DEDUCTION  FOR  CORPORATIONS.   If  you  are  a  corporate
shareholder,  you should note that the Funds  anticipate  that some  percentage of the dividends  they pay will qualify for the  dividends-received  deduction.
In  some  circumstances,   you  will  be  allowed  to  deduct  these  qualified
dividends,  thereby  reducing  the tax that you would  otherwise be required to pay on these  dividends.  The  dividends-received  deduction  will be available only with  respect  to  dividends  designated  by a Fund as  eligible  for such treatment.  All  dividends  (including  the deducted  portion) must be included in your alternative minimum taxable income calculation.

                             FINANCIAL STATEMENTS

The audited financial statements of the Funds which are contained in the
March 31, 2000, Annual Report to Shareholders are incorporated herein by reference.

Unaudited reports to shareholders will be published at least semiannually.

                        GENERAL INFORMATION AND HISTORY

Each  Fund is  incorporated  in the  State of  Maryland  and  registered  as an investment  company  under  the  Investment  Company  Act of 1940.  All  shares issued by each  Fund are of same  class  with like  rights  and  privileges  as other shares issued by the same Fund.  Each full and fractional  share,  issued and  outstanding,  has (1) equal  voting  rights with  respect to matters  that affect the Funds, and (2) equal dividend,  distribution  and redemption  rights
to  the  assets  of  the  Fund.   Shares   when   issued  are  fully  paid  and
non-assessable.  The  Funds  may  create  other  series  of stock  but will not issue senior  securities.  Shareholders  do not have  pre-emptive or conversion rights.

Non-cumulative  voting  -  Shares  of  the  Funds  have  non-cumulative  voting rights,  which  means  that the  holders  of 50% of the  shares  voting for the election of  directors  can elect 100% of the  directors,  if they choose to do so,  and in such  event,  the  holders  of the  remaining  less than 50% of the shares voting will not be able to elect any directors.

The Funds will not hold annual  meetings  except as required by the  Investment
Company Act of 1940 and other  applicable  laws.  Under Maryland law, a special meeting  of  shareholders  of the Funds must be held if the Funds  receive  the written request for a meeting from the  shareholders  entitled to cast at least
25% of all the votes entitled to be cast at the meeting.

The  Funds  have  undertaken  that  their  Directors  will  call a  meeting  of shareholders  if such a meeting is  requested  in writing by the holders of not less than 10% of the outstanding shares of a Fund.

                            FIXED INCOME SECURITIES
                             DESCRIBED AND RATINGS

DESCRIPTION OF BOND RATINGS:

STANDARD & POOR'S CORPORATION (S&P).

AAA   Highest  Grade.   These   securities   possess  the  ultimate  degree  of
protection as to principal and  interest.  Marketwise,  they move with interest rates, and hence provide the maximum safety on all counts.

AA    High  Grade.  Generally,  these  bonds  differ  from AAA issues only in a small degree.  Here too, prices move with the long-term money market.

A     Upper-medium Grade. They have considerable  investment strength,  but are not  entirely  free from  adverse  effects  of changes  in  economic  and trade conditions.  Interest and  principal are regarded as safe.  They  predominately reflect  money  rates  in their  market  behavior  but,  to some  extent,  also economic conditions.

BBB  Bonds  rated  BBB are  regarded  as having  an  adequate  capacity  to pay principal and interest.  Whereas they normally exhibit  protection  parameters, adverse economic  conditions or changing  circumstances are more likely to lead to a  weakened  capacity  to pay  principal  and  interest  for  bonds  in this category than for bonds in the A category.

BB, B, CCC,  CC Bonds  rated BB, B, CCC and CC are  regarded,  on  balance,  as predominantly  speculative  with  respect  to  the  issuer's  capacity  to  pay
interest   and  repay   principal   in   accordance   with  the  terms  of  the
obligations.  BB  indicates  the  lowest  degree  of  speculation  and  CC  the highest  degree  of  speculation.  While  such  bonds  will  likely  have  some
quality  and  protective   characteristics,   these  are  outweighed  by  large
uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S).

Aaa   Best Quality.  These  securities  carry the smallest degree of investment risk and are  generally  referred  to as  "gilt-edge."  Interest  payments  are protected by a large, or by an  exceptionally  stable margin,  and principal is secure.  While the  various  protective  elements  are likely to  change,  such changes as can be  visualized  are most  unlikely  to impair the  fundamentally strong position of such issues.

Aa    High Quality by All  Standards.  They are rated lower than the best bonds because  margins  of  protection  may  not be as  large  as in Aaa  securities, fluctuation of protective  elements may be of greater  amplitude,  or there may be other  elements  present  which make the  long-term  risks  appear  somewhat greater.

A     Upper-medium  Grade.  Factors  giving  security to principal and interest
are  considered  adequate,   but  elements  may  be  present  which  suggest  a
susceptibility to impairment sometime in the future.

Baa   Bonds which are rated Baa are  considered  as medium  grade  obligations,
i.e., they are neither highly protected nor poorly secured.  Interest  payments
and  principal   security  appear   adequate  for  the  present,   but  certain
protective  elements  may be  lacking or may be  characteristically  unreliable over  any  great  length  of  time.  Such  bonds  lack  outstanding  investment characteristics and in fact have speculative characteristics as well.

Ba    Bonds  which are rated Ba are  judged to have  predominantly  speculative elements;  their  future  cannot  be  considered  as well  assured.  Often  the protection  of  interest  and  principal  payments  may be  very  moderate  and thereby  not well  safeguarded  during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B     Bonds which are rated B generally lack  characteristics  of the desirable investment.  Assurance of interest and  principal  payments or  maintenance  of other terms of the contract over any long period of time may be small.

Caa   Bonds  which are rated Caa are of poor  standing.  Such  issues may be in default or there may be present  elements of danger with  respect to  principal or interest.

Ca    Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are  often  in  default  or  have  other  marked shortcomings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS:

Moody's . . . Moody's  commercial  paper rating is an opinion of the ability of an issuer to repay  punctually  promissory  obligations  not having an original maturity  in excess  of nine  months.  Moody's  has one  rating - prime.  Every such prime rating means Moody's  believes that the  commercial  paper note will be redeemed as agreed.  Within this single  rating  category are the  following classifications:

Prime - 1      Highest Quality
Prime - 2      Higher Quality
Prime - 3      High Quality

The criteria  used by Moody's for rating a  commercial  paper issuer under this graded system include, but are not limited to the following factors:

(1)   evaluation of the management of the issuer;

(2)   economic  evaluation  of  the  issuer's  industry  or  industries  and an appraisal of speculative type risks which may be inherent in certain areas;

(3)   evaluation  of the  issuer's  products  in relation  to  competition  and customer acceptance;

(4)   liquidity;

(5)   amount and quality of long-term debt;

(6)   trend of earnings over a period of ten years;

(7)   financial  strength  of a parent  company and  relationships  which exist with the issuer; and

(8)   recognition by the management of obligations  which may be present or may arise as a result of public  interest  questions and  preparations to meet such obligations.

S&P . . .Standard & Poor's  commercial paper rating is a current  assessment of the  likelihood of timely  repayment of debt having an original  maturity of no more than 270 days.  Ratings  are graded  into four  categories,  ranging  from
"A" for the  highest  quality  obligations  to "D" for  the  lowest.  The  four categories are as follows:

A     Issues  assigned this highest  rating are regarded as having the greatest capacity  for timely  payment.  Issues in this  category  are  further  refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1   This  designation  indicates that the degree of safety  regarding  timely payment is very strong.

A-2   Capacity for timely  payment on issues with this  designation  is strong.
However, the relative degree of safety is not as over-whelming.

A-3   Issues carrying this designation have a satisfactory  capacity for timely payment.  They are,  however,  somewhat more  vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B     Issues  rated "B" are  regarded as having only an adequate  capacity  for
timely  payment.   Furthermore,  such  capacity  may  be  damaged  by  changing conditions or short-term adversities.

C     This rating is assigned to short-term  debt  obligations  with a doubtful capacity for payment.

D     This  rating  indicates  that the  issuer  is  either  in  default  or is expected to be in default upon maturity.

                                 BUFFALO FUNDS

                                    PART C

                               OTHER INFORMATION

ITEM 23.   EXHIBITS.

      (a)(1) Articles of Incorporation for Buffalo Balanced Fund, Inc. filed and effective in Maryland on January 25, 1994 are incorporated herein by reference to Exhibit No. EX-99(a)(1) of Registrant's
             Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on June 1, 1999.

      (a)(2) Articles of Incorporation for Buffalo Equity Fund, Inc. filed and effective in Maryland on November 23, 1994 are incorporated herein by reference to Exhibit No. EX-99(a)(2) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

   (a)(3)(i) Articles of Incorporation for Buffalo High Yield Fund, Inc.
             filed and effective in Maryland on November 23, 1994 are
             incorporated herein by reference to Exhibit No. EX-99(a)(3)(i)
             of Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

  (a)(3)(ii) Articles of Amendment for Buffalo High Yield Fund, Inc. filed and effective in Maryland on May 11, 1995 are incorporated herein by reference to Exhibit No. EX-99(a)(3)(ii) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

      (a)(4) Articles of Incorporation for Buffalo USA Global Fund, Inc. filed and effective in Maryland on November 23, 1994 are incorporated herein by reference to Exhibit No. EX-99(a)(4) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

      (a)(5) Articles of Incorporation for Buffalo Small Cap Fund, Inc. filed and effective in Maryland on October 16, 1997 are incorporated herein by reference to Exhibit No. EX-99(a)(5) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

      (b)(1) Amended and Restated By-Laws dated November 30, 1996 for Buffalo
             Balanced Fund, Inc. are incorporated herein by reference to
             Exhibit No. EX-99(b)(1) of Registrant's Registration Statement
             on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

      (b)(2) Amended and Restated By-Laws dated November 30, 1996 for Buffalo
             Equity Fund, Inc. are incorporated herein by reference to Exhibit
             No. EX-99(b)(2) of Registrant's Registration Statement on Form
             N-1A as filed with the SEC via EDGAR on June 1, 1999.

      (b)(3) Amended and Restated By-Laws dated November 30, 1996 for Buffalo
             High Yield Fund, Inc. are incorporated herein by reference to
             Exhibit No. EX-99(b)(3) of Registrant's Registration Statement
             on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

      (b)(4) Amended and Restated By-Laws dated November 30, 1996 for Buffalo
             USA Global Fund, Inc. are incorporated herein by reference to
             Exhibit No. EX-99(b)(4) of Registrant's Registration Statement
             on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

      (b)(5) By-Laws for Buffalo Small Cap Fund, Inc. are incorporated herein by reference to Exhibit No. EX-99(b)(5) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

      (c)    Specimen copies of securities of the Registrants are incorporated herein by reference to Exhibit No. EX-99(c) of the
             Registrants' Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

   (d)(1)(i) Management Agreement between Jones & Babson, Inc. and Buffalo
             Balanced Fund, Inc. dated August 12, 1994 is incorporated herein by reference to Exhibit No. EX-99(d)(1)(i) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

 (d)(1)(ii)  Management Agreement between Jones & Babson, Inc. and Buffalo
             Equity Fund, Inc. dated May 19, 1995 is incorporated herein by reference to Exhibit No. EX-99(d)(1)(ii) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

(d)(1)(iii)  Management Agreement between Jones & Babson, Inc. and
             Buffalo High Yield Fund, Inc. dated May 19, 1995 is incorporated herein by reference to Exhibit No. EX-99(d)(1)(iii) of
             Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

  (d)(1)(iv) Management Agreement between Jones & Babson, Inc. and Buffalo
             USA Global Fund, Inc. dated May 19, 1995 is incorporated herein by reference to Exhibit No. EX-99(d)(1)(iv) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

   (d)(1)(v) Management Agreement between Jones & Babson, Inc. and Buffalo
             Small Cap Fund, Inc. dated April 14, 1998 is incorporated herein by reference to Exhibit No. EX-99(d)(1)(v) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

   (d)(2)(i) Investment Counsel Agreement between Kornitzer Capital
             Management, Inc. and Buffalo Balanced Fund, Inc. dated April 12,
             1994 is incorporated herein by reference to Exhibit No.
             EX-99.23(d)(2)(i) of Registrant's Registration Statement on Form
             N-1A as filed with the SEC via EDGAR on June 1, 1999.

  (d)(2)(ii) Investment Counsel Agreement between Kornitzer Capital
             Management, Inc. and Buffalo Equity Fund, Inc. dated May 19, 1995 is incorporated herein by reference to Exhibit No.
             EX-99(d)(2)(ii) of Registrant's Registration Statement on Form
             N-1A as filed with the SEC via EDGAR on June 1, 1999.

 (d)(2)(iii) Investment Counsel Agreement between Kornitzer Capital
             Management, Inc. and Buffalo High Yield Fund, Inc. dated May 19,
             1995 is incorporated herein by reference to Exhibit No.
             EX-99(d)(2)(iii) of Registrant's Registration Statement on
             Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

  (d)(2)(iv) Investment Counsel Agreement between Kornitzer Capital
             Management, Inc. and Buffalo USA Global Fund, Inc. dated May 19,
             1995 is incorporated herein by reference to Exhibit No.
             EX-99(d)(2)(iv) of Registrant's Registration Statement on Form
             N-1A as filed with the SEC via EDGAR on June 1, 1999.

   (d)(2)(v) Investment Counsel Agreement between Kornitzer Capital
             Management, Inc. and Buffalo Small Cap Fund, Inc. dated April 14,
             1998 is incorporated herein by reference to Exhibit No.
             EX-99(d)(2)(v) of Registrant's Registration Statement on Form
             N-1A as filed with the SEC via EDGAR on June 1, 1999.

      (e)(1) Underwriting Agreement between Jones & Babson, Inc. and Buffalo
             Balanced Fund, Inc. dated August 12, 1994 is incorporated herein by reference to Exhibit No. EX-99(e)(1) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

      (e)(2) Underwriting Agreement between Jones & Babson, Inc. and Buffalo
             Equity Fund, Inc. dated May 19, 1995 is incorporated herein by reference to Exhibit No. EX-99(e)(2) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

      (e)(3) Underwriting Agreement between Jones & Babson, Inc. and Buffalo
             High Yield Fund, Inc. dated May 19, 1995 is incorporated herein by reference to Exhibit No. EX-99(e)(3) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

      (e)(4) Underwriting Agreement between Jones & Babson, Inc. and Buffalo
             USA Global Fund, Inc. dated May 19, 1995 is incorporated herein by reference to Exhibit No. EX-99(e)(4) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

      (e)(5) Underwriting Agreement between Jones & Babson, Inc. and Buffalo
             Small Cap Fund, Inc. dated April 14, 1998 is incorporated herein by reference to Exhibit No. EX-99(e)(5) of Registrant's
             Registration Statement on Form N-1A as filed with the SEC via
             EDGAR on June 1, 1999.

         (f) Bonus or Profit Sharing Contracts.

             Not Applicable.

         (g) Custodian Agreement dated May 5, 1997 between UMB Bank, n.a. and the Registrants is incorporated herein by reference to Exhibit
             No. EX-99(g) of Registrants' Registration Statement on Form
             N-1A as filed with the SEC via EDGAR on June 1, 1999.

         (h) Transfer Agency Agreement between Jones & Babson, Inc. and the
             Registrants is incorporated herein by reference to Exhibit No.
             EX-99(h) of Registrants' Registration Statement on Form N-1A
             as filed with the SEC via EDGAR on June 1, 1999.

      (i)(1) Opinion and Consent of Counsel for Buffalo Balanced Fund, Inc. is
             filed herewith as Exhibit No. EX-99(i)(1).

      (i)(2) Opinion and Consent of Counsel for Buffalo Equity Fund, Inc. is
             filed herewith as Exhibit No. EX-99(i)(2).

      (i)(3) Opinion and Consent of Counsel for Buffalo High Yield Fund, Inc.
             is filed herewith as Exhibit No. EX-99(i)(3).

      (i)(4) Opinion and Consent of Counsel for Buffalo USA Global Fund, Inc.
             is filed herewith as Exhibit No. EX-99(i)(4).

      (i)(5) Opinion and Consent of Counsel for Buffalo Small Cap Fund, Inc.
             is filed herewith as Exhibit No. EX-99(i)(5).

   (j)(1)(i) Consent of Auditors for Buffalo Balanced Fund, Inc.is filed herewith as Exhibit No. EX-99(j)(1)(i).

  (j)(1)(ii) Consent of Auditors for Buffalo Equity Fund, Inc. is filed herewith as Exhibit No. EX-99(j)(1)(ii).

 (j)(1)(iii) Consent of Auditors for Buffalo High Yield Fund, Inc. is
             filed herewith as Exhibit No. EX-99(j)(1)(iii).

  (j)(1)(iv) Consent of Auditors for Buffalo USA Global Fund, Inc. is filed herewith as Exhibit No. EX-99(j)(1)(iv).

   (j)(1)(v) Consent of Auditors for Buffalo Small Cap Fund, Inc. is filed herewith as Exhibit No. EX-99(j)(1)(v).

   (j)(2)(i) Power of Attorney for Buffalo Balanced Fund, Inc., is
             incorporated herein by reference to Exhibit No. EX-99(j)(2) of
             Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

  (j)(2)(ii) Power of Attorney for Buffalo Equity Fund, Inc., is
             incorporated herein by reference to Exhibit No. EX-99(j)(2) of
             Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

(j)(2)(iii)  Power of Attorney for Buffalo High Yield Fund Fund, Inc.,
             is incorporated herein by reference to Exhibit No. EX-99(j)(2)
             of Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

  (j)(2)(iv) Power of Attorney for Buffalo USA Global Fund, Inc., is
             incorporated herein by reference to Exhibit No. EX-99(j)(2) of
             Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

   (j)(2)(v) Power of Attorney for Buffalo Small Cap Fund, Inc., is
             incorporated herein by reference to Exhibit No. EX-99(j)(2) of
             Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

         (k) Omitted Financial Statements.

             Not Applicable.

        (l) Initial Capital Agreements.

             Not Applicable.

        (m) Rule 12b-1 Plan.

             Not Applicable.

        (n) Rule 18f-3 Plan.

             Not Applicable.

      (p)(1) The joint Code of Ethics of each Registrant and the investment manager and underwriter, Jones & Babson, Inc., is filed herewith as Exhibit No. EX-99(p)(1).

      (p)(2) The Code of Ethics of the sub-adviser, Kornitzer Capital
             Management, Inc., is filed herewith as Exhibit No. EX-99(p)(2).

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

           None.

ITEM 25.   INDEMNIFICATION.

      Under the terms of the Maryland General Corporation Law and the
Registrant's By-Laws, the Registrant shall indemnify any persons who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the
Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances.  Such determination shall be made:

      (i)  by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

      (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

      No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The principal business of Jones & Babson, Inc. is the provision of investment management and underwriting services to individuals and businesses.  The principal business of Kornitzer Capital Management, Inc. is the provision of investment management services to individuals and businesses.

ITEM 27.   PRINCIPAL UNDERWRITER.

      (a)  Jones & Babson, Inc., the only principal underwriter of the
Registrant, also acts as principal underwriter for the following:

      UMB Scout Stock Fund, Inc.
        -UMB Scout Stock Fund
        -UMB Scout Stock Select Fund
      UMB Scout WorldWide Fund, Inc.
        -UMB Scout WorldWide Fund
        -UMB Scout WorldWide Select Fund
      UMB Scout Regional Fund, Inc.
      UMB Scout Balanced Fund, Inc.
      UMB Scout Bond Fund, Inc.
      UMB Scout Capital Preservation Fund, Inc.
      UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
      UMB Scout Money Market Fund, Inc.
      UMB Scout Tax-Free Money Market Fund, Inc.
      UMB Scout Funds
        -UMB Scout Technology Fund
        -UMB Scout Equity Index Fund
      David L. Babson Growth Fund, Inc.
      Babson Enterprise Fund, Inc.
      Babson Enterprise Fund II, Inc.
      D.L. Babson Money Market Fund, Inc.
        -Prime Portfolio
        -Federal Portfolio
      D.L. Babson Tax-Free Income Fund, Inc.
        -Portfolio S
        -Portfolio L
        -Portfolio MM
      D.L. Babson Bond Trust
        -Portfolio L
        -Portfolio S
      Babson Value Fund, Inc.
      Shadow Stock Fund, Inc.
      Babson-Stewart Ivory International Fund, Inc.
      AFBA Five Star Fund, Inc.
      Investors Mark Series Fund, Inc.

      (b)  Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 20 of Part B:

  NAME AND PRINCIPAL      POSITION & OFFICES    POSITIONS & OFFICES
   BUSINESS ADDRESS        WITH UNDERWRITER       WITH REGISTRANT
   ----------------        ----------------       ---------------

Stephen S. Soden             Chairman and             Director
700 Karnes Blvd.               Director
Kansas City, MO
64108-3306

Giorgio Balzer                 Director                 None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert T. Rakich               Director                 None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter               Director                 None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer               Director                 None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Vernon W. Voorhees             Director                 None
700 Kansas City, MO
64108-3306

P. Bradley Adams          Vice President and     Vice President and
700 Karnes Blvd.              Treasurer              Treasurer
Kansas City, MO
64108-3306

Martin A. Cramer          Vice President and     Vice President and
700 Karnes Blvd.              Secretary              Secretary
Kansas City, MO
64108-3306

      (c)  The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting agreement.

ITEM 28.   LOCATION OF ACOUNTS AND RECORDS.

      Each account, book or other document required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17
CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones & Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City,
Missouri 64108-3306.

ITEM 29.   MANAGEMENT SERVICES.

      There are no management related service contracts not discussed in Part
A or Part B.

ITEM 30.   UNDERTAKINGS.

      Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as
amended.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended
(the "1933 Act") and the Investment Company Act of 1940, as amended, the
Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, on the 26th day of July, 2000.

                                    Buffalo Balanced Fund, Inc.
                                    Buffalo Equity Fund, Inc.
                                    Buffalo High Yield Fund, Inc.
                                    Buffalo USA Global Fund, Inc.
                                    Buffalo Small Cap Fund, Inc.

                                    /s/ Stephen S. Soden
                                    --------------------
                                    Stephen S. Soden
                                    Chairman and President

      Pursuant to the requirements of the 1933 Act, this Registration
Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature                           Title                     Date
---------                           -----                     ----

/s/ Stephen S. Soden           Chairman, President        July 26, 2000
--------------------
Stephen S. Soden               and Director

/s/ Thomas S. Case             Director                  July 26, 2000
------------------
Thomas S. Case*

/s/ Kent W. Gasaway            Director                  July 26, 2000
-------------------
Kent W. Gasaway*

/s/ Francis C. Rood            Director                  July 26, 2000
-------------------
Francis C. Rood*

/s/ William H. Russell.        Director                  July 26, 2000
----------------------
William H. Russell*

/s/ H. David Rybolt            Director                  July 26, 2000
-------------------
H. David Rybolt*

/s/ P. Bradley Adams          Treasurer and Principal    July 26, 2000
--------------------          Financial and Accounting
P. Bradley Adams*             Officer

*By: /s/ Martin A. Cramer
     --------------------
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                                 EXHIBIT INDEX

        Exhibit                       Exhibit Index           EDGAR Exhibit No.
        -------                       --------------          ----------------

        Opinion of Counsel
           Buffalo Balanced Fund,       23(i)(1)              EX-99(i)
           Inc.                         23(i)(2)              EX-99(i)
           Buffalo Equity Fund,         23(i)(3)              EX-99(i)
           Inc.                         23(i)(4)              EX-99(i)
           Buffalo High Yield           23(i)(5)              EX-99(i)
           Fund, Inc.
           Buffalo USA Global
           Fund, Inc.
           Buffalo Small Cap Fund,
           Inc.
        Auditors Consent
           Buffalo Balanced Fund,       23(j)(1)(i)           EX-99(j)
           Inc.                         23(j)(1)(ii)          EX-99(j)
           Buffalo Equity Fund,         23(j)(1)(iii)         EX-99(j)
           Inc.                         23(j)(1)(iv)          EX-99(j)
           Buffalo High Yield           23(j)(1)(v)           EX-99(j)
           Fund, Inc.
           Buffalo USA Global
           Fund, Inc.
           Buffalo Small Cap Fund,
           Inc.
        Code of Ethics of each          23(p)(1)              EX-99(p)
        Registrant, Investment
        Manager and Principal
        Underwriter

        Code of Ethics of               23(p)(2)              EX-99(p)
        Sub-Adviser

                                                     EXHIBIT NO.  EX-99(i)

                                  Law Office

                     Stradley, Ronon, Stevens & Young, LLP

                           2600 One Commerce Square
                     Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000

Direct Dial: (215) 564-8115

                                 July 27, 2000

Buffalo Balanced Fund, Inc.
c/o Jones & Babson, Inc.
700 Karnes Boulevard
Kansas City, MO 64108

      Re:  Legal Opinion-Securities Act of 1933
           ------------------------------------

Ladies and Gentlemen:

           We have examined the Articles of Incorporation, as amended and supplemented (the "Articles"), of Buffalo Balanced Fund, Inc. (the "Fund"), a
series corporation organized under Maryland law, the By-Laws of the Fund, and its proposed form of share certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material.  We have also examined the Notification of Registration and the Registration Statements
filed on behalf of the Fund under the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Securities Act of 1933, as
amended (the "Securities Act"), all as amended to date, as well as other items we deem material to this opinion.

           The Fund is authorized by the Articles to issue ten million
(10,000,000) shares of all classes of common stock at a par value of one dollar ($1.00) per share and an aggregate par value of ten million dollars
($10,000,000) and currently issues one class of shares.  The Articles also empowers the Board to designate any additional classes or sub-classes and allocate shares to such classes.

           The Fund has filed with the U.S. Securities and Exchange Commission a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of shares of the Fund pursuant to the provisions of Section 24(f) of the Investment Company Act.
You have further advised us that the Fund has filed, and each year hereafter will timely file, a Notice pursuant to Rule 24f-2 under the Investment
Company Act perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

Buffalo Balanced Fund, Inc.
July 27, 2000

           You have also informed us that the shares of the Fund have been, and will continue to be, sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the Securities Act.

           Based upon the foregoing information and examination, so long as the Fund remains a valid and subsisting entity under the laws of its state of organization, and the registration of an indefinite number of shares of the
Fund remains effective, the authorized shares of the Fund when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable shares, and the holders of such shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

           We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to the Registration Statement of the Fund, along with any amendments thereto, covering the registration of the shares of the Fund under the Securities Act and the applications, registration statements or notice filings, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and we further consent to reference in the registration statement of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by
us.

                          Very truly yours,
                          STRADLEY, RONON, STEVENS & YOUNG, LLP

                          BY:   /s/ Bruce G. Leto
                              -------------------
                              Bruce G. Leto

                                                         EXHIBIT NO.  EX-99(i)

                                  Law Office

                     Stradley, Ronon, Stevens & Young, LLP

                           2600 One Commerce Square
                     Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000

Direct Dial: (215) 564-8115

                                 July 27, 2000

Buffalo Equity Fund, Inc.
c/o Jones & Babson, Inc.
700 Karnes Boulevard
Kansas City, MO 64108

      Re:  Legal Opinion-Securities Act of 1933
           ------------------------------------

Ladies and Gentlemen:

           We have examined the Articles of Incorporation, as amended and supplemented (the "Articles"), of Buffalo Equity Fund, Inc. (the "Fund"), a
series corporation organized under Maryland law, the By-Laws of the Fund, and its proposed form of share certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material.  We have also examined the Notification of Registration and the Registration Statements
filed on behalf of the Fund under the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Securities Act of 1933, as
amended (the "Securities Act"), all as amended to date, as well as other items we deem material to this opinion.

           The Fund is authorized by the Articles to issue ten million
(10,000,000) shares of all classes of common stock at a par value of one dollar ($1.00) per share and an aggregate par value of ten million dollars
($10,000,000) and currently issues one class of shares.  The Articles also empowers the Board to designate any additional classes or sub-classes and allocate shares to such classes.

           The Fund has filed with the U.S. Securities and Exchange Commission a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of shares of the Fund pursuant to the provisions of Section 24(f) of the Investment Company Act.
You have further advised us that the Fund has filed, and each year hereafter will timely file, a Notice pursuant to Rule 24f-2 under the Investment
Company Act perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

Buffalo Equity Fund, Inc.
July 27, 2000

           You have also informed us that the shares of the Fund have been, and will continue to be, sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the Securities Act.

           Based upon the foregoing information and examination, so long as the Fund remains a valid and subsisting entity under the laws of its state of organization, and the registration of an indefinite number of shares of the
Fund remains effective, the authorized shares of the Fund when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable shares, and the holders of such shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

           We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to the Registration Statement of the Fund, along with any amendments thereto, covering the registration of the shares of the Fund under the Securities Act and the applications, registration statements or notice filings, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and we further consent to reference in the registration statement of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by
us.

                          Very truly yours,
                          STRADLEY, RONON, STEVENS & YOUNG, LLP

                          BY:   /s/ Bruce G. Leto
                              -------------------
                              Bruce G. Leto

                                                         EXHIBIT NO.  EX-99(i)

                                  Law Office

                     Stradley, Ronon, Stevens & Young, LLP

                           2600 One Commerce Square
                     Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000

Direct Dial: (215) 564-8115

                                 July 27, 2000

Buffalo High Yield Fund, Inc.
c/o Jones & Babson, Inc.
700 Karnes Boulevard
Kansas City, MO 64108

      Re:  Legal Opinion-Securities Act of 1933
           ------------------------------------

Ladies and Gentlemen:

           We have examined the Articles of Incorporation, as amended and supplemented (the "Articles"), of Buffalo High Yield Fund, Inc. (the "Fund"),
a series corporation organized under Maryland law, the By-Laws of the Fund, and its proposed form of share certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material.  We have also examined the Notification of Registration and the Registration
Statements filed on behalf of the Fund under the Investment Company Act of
1940, as amended (the "Investment Company Act") and the Securities Act of
1933, as amended (the "Securities Act"), all as amended to date, as well as other items we deem material to this opinion.

           The Fund is authorized by the Articles to issue ten million
(10,000,000) shares of all classes of common stock at a par value of one dollar ($1.00) per share and an aggregate par value of ten million dollars
($10,000,000) and currently issues one class of shares.  The Articles also empowers the Board to designate any additional classes or sub-classes and allocate shares to such classes.

           The Fund has filed with the U.S. Securities and Exchange Commission a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of shares of the Fund pursuant to the provisions of Section 24(f) of the Investment Company Act.
You have further advised us that the Fund has filed, and each year hereafter will timely file, a Notice pursuant to Rule 24f-2 under the Investment
Company Act perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

Buffalo High Yield Fund, Inc.
July 27, 2000

           You have also informed us that the shares of the Fund have been, and will continue to be, sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the Securities Act.

           Based upon the foregoing information and examination, so long as the Fund remains a valid and subsisting entity under the laws of its state of organization, and the registration of an indefinite number of shares of the
Fund remains effective, the authorized shares of the Fund when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable shares, and the holders of such shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

           We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to the Registration Statement of the Fund, along with any amendments thereto, covering the registration of the shares of the Fund under the Securities Act and the applications, registration statements or notice filings, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and we further consent to reference in the registration statement of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by
us.

                          Very truly yours,
                          STRADLEY, RONON, STEVENS & YOUNG, LLP

                          BY:   /s/ Bruce G. Leto
                              -------------------
                              Bruce G. Leto

                                                          EXHIBIT NO.  EX-99(i)

                                  Law Office

                     Stradley, Ronon, Stevens & Young, LLP

                           2600 One Commerce Square
                     Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000

Direct Dial: (215) 564-8115

                                 July 27, 2000

Buffalo USA Global Fund, Inc.
c/o Jones & Babson, Inc.
700 Karnes Boulevard
Kansas City, MO 64108

      Re:  Legal Opinion-Securities Act of 1933
           ------------------------------------

Ladies and Gentlemen:

           We have examined the Articles of Incorporation, as amended and supplemented (the "Articles"), of Buffalo USA Global Fund, Inc. (the "Fund"),
a series corporation organized under Maryland law, the By-Laws of the Fund, and its proposed form of share certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material.  We have also examined the Notification of Registration and the Registration
Statements filed on behalf of the Fund under the Investment Company Act of
1940, as amended (the "Investment Company Act") and the Securities Act of
1933, as amended (the "Securities Act"), all as amended to date, as well as other items we deem material to this opinion.

           The Fund is authorized by the Articles to issue ten million
(10,000,000) shares of all classes of common stock at a par value of one dollar ($1.00) per share and an aggregate par value of ten million dollars
($10,000,000) and currently issues one class of shares.  The Articles also empowers the Board to designate any additional classes or sub-classes and allocate shares to such classes.

           The Fund has filed with the U.S. Securities and Exchange Commission a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of shares of the Fund pursuant to the provisions of Section 24(f) of the Investment Company Act.
You have further advised us that the Fund has filed, and each year hereafter will timely file, a Notice pursuant to Rule 24f-2 under the Investment
Company Act perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

Buffalo USA Global Fund, Inc.
July 27, 2000

           You have also informed us that the shares of the Fund have been, and will continue to be, sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the Securities Act.

           Based upon the foregoing information and examination, so long as the Fund remains a valid and subsisting entity under the laws of its state of organization, and the registration of an indefinite number of shares of the
Fund remains effective, the authorized shares of the Fund when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable shares, and the holders of such shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

           We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to the Registration Statement of the Fund, along with any amendments thereto, covering the registration of the shares of the Fund under the Securities Act and the applications, registration statements or notice filings, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and we further consent to reference in the registration statement of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by
us.

                          Very truly yours,
                          STRADLEY, RONON, STEVENS & YOUNG, LLP

                          BY:   /s/ Bruce G. Leto
                              -------------------
                              Bruce G. Leto

                                                         EXHIBIT NO.  EX-99(i)

                                  Law Office

                     Stradley, Ronon, Stevens & Young, LLP

                           2600 One Commerce Square
                     Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000

Direct Dial: (215) 564-8115

                                 July 27, 2000

Buffalo Small Cap Fund, Inc.
c/o Jones & Babson, Inc.
700 Karnes Boulevard
Kansas City, MO 64108

      Re:  Legal Opinion-Securities Act of 1933
           ------------------------------------

Ladies and Gentlemen:

           We have examined the Articles of Incorporation, as amended and supplemented (the "Articles"), of Buffalo Small Cap Fund, Inc. (the "Fund"),
a series corporation organized under Maryland law, the By-Laws of the Fund, and its proposed form of share certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material.  We have also examined the Notification of Registration and the Registration
Statements filed on behalf of the Fund under the Investment Company Act of
1940, as amended (the "Investment Company Act") and the Securities Act of
1933, as amended (the "Securities Act"), all as amended to date, as well as other items we deem material to this opinion.

           The Fund is authorized by the Articles to issue ten million
(10,000,000) shares of all classes of common stock at a par value of one dollar ($1.00) per share and an aggregate par value of ten million dollars
($10,000,000) and currently issues one class of shares.  The Articles also empowers the Board to designate any additional classes or sub-classes and allocate shares to such classes.

           The Fund has filed with the U.S. Securities and Exchange Commission a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of shares of the Fund pursuant to the provisions of Section 24(f) of the Investment Company Act.
You have further advised us that the Fund has filed, and each year hereafter will timely file, a Notice pursuant to Rule 24f-2 under the Investment
Company Act perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

Buffalo Small Cap Fund, Inc.
July 27, 2000

           You have also informed us that the shares of the Fund have been, and will continue to be, sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the Securities Act.

           Based upon the foregoing information and examination, so long as the Fund remains a valid and subsisting entity under the laws of its state of organization, and the registration of an indefinite number of shares of the
Fund remains effective, the authorized shares of the Fund when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable shares, and the holders of such shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

           We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to the Registration Statement of the Fund, along with any amendments thereto, covering the registration of the shares of the Fund under the Securities Act and the applications, registration statements or notice filings, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and we further consent to reference in the registration statement of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by
us.

                          Very truly yours,
                          STRADLEY, RONON, STEVENS & YOUNG, LLP

                          BY:   /s/ Bruce G. Leto
                              -------------------
                              Bruce G. Leto

                                                        EXHIBIT NO. EX-99(j)

                        Consent of Independent Auditors

We  consent  to the  references  to our  firm  under  the  captions  "Financial
Highlights" in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional  Information  and to the  incorporation  by  reference of our report dated  April 28,  2000 in the  Registration  Statement  (Form N-1A) and related
Prospectus and Statement of Additional  Information  of Buffalo  Balanced Fund,
Inc. filed with the Securities and Exchange  Commission in this  Post-Effective
Amendment No. 8 under the Securities Act of 1933  (Registration  No.  33-75476)
and Amendment  No. 10 under the  Investment  Company Act of 1940  (Registration
No. 811-8364).

                                                            Ernst & Young LLP

Kansas City, Missouri
July 20, 2000

                                                        EXHIBIT NO. EX-99(j)

                        Consent of Independent Auditors

We  consent  to the  references  to our  firm  under  the  captions  "Financial
Highlights" in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional  Information  and to the  incorporation  by  reference of our report dated  April 28,  2000 in the  Registration  Statement  (Form N-1A) and related
Prospectus  and Statement of  Additional  Information  of Buffalo  Equity Fund,
Inc. filed with the Securities and Exchange  Commission in this  Post-Effective
Amendment No. 8 under the Securities Act of 1933  (Registration  No.  33-87346)
and Amendment  No. 10 under the  Investment  Company Act of 1940  (Registration
No. 811-8900).

                                                            Ernst & Young LLP

Kansas City, Missouri
July 20, 2000

                                                        EXHIBIT NO. EX-99(j)

                        Consent of Independent Auditors

We  consent  to the  references  to our  firm  under  the  captions  "Financial
Highlights" in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional  Information  and to the  incorporation  by  reference of our report dated  April 28,  2000 in the  Registration  Statement  (Form N-1A) and related
Prospectus  and  Statement  of  Additional  Information  of Buffalo  High Yield
Fund,  Inc.  filed  with  the  Securities  and  Exchange   Commission  in  this
Post-Effective  Amendment No. 8 under the Securities Act of 1933  (Registration
No.  33-87148) and Amendment  No. 10 under the  Investment  Company Act of 1940
(Registration No. 811-8898).

                                                            Ernst & Young LLP

Kansas City, Missouri
July 20, 2000

                                                        EXHIBIT NO. EX-99(j)

                        Consent of Independent Auditors

We  consent  to the  references  to our  firm  under  the  captions  "Financial
Highlights" in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional  Information  and to the  incorporation  by  reference of our report dated  April 28,  2000 in the  Registration  Statement  (Form N-1A) and related
Prospectus  and  Statement  of  Additional  Information  of Buffalo  USA Global
Fund,  Inc.  filed  with  the  Securities  and  Exchange   Commission  in  this
Post-Effective  Amendment No. 8 under the Securities Act of 1933  (Registration
No.  33-87146) and Amendment  No. 10 under the  Investment  Company Act of 1940
(Registration No. 811-8896).

                                                            Ernst & Young LLP

Kansas City, Missouri
July 20, 2000

                                                        EXHIBIT NO. EX-99(j)

                        Consent of Independent Auditors

We  consent  to the  references  to our  firm  under  the  captions  "Financial
Highlights" in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional  Information  and to the  incorporation  by  reference of our report dated  April 28,  2000 in the  Registration  Statement  (Form N-1A) and related
Prospectus  and Statement of Additional  Information of Buffalo Small Cap Fund,
Inc. filed with the Securities and Exchange  Commission in this  Post-Effective
Amendment No. 3 under the Securities Act of 1933  (Registration  No. 333-40841)
and  Amendment  No. 4 under the  Investment  Company Act of 1940  (Registration
No. 811-8509).

                                                            Ernst & Young LLP

Kansas City, Missouri
July 20, 2000

                                                        EXHIBIT NO. EX-99(p)

                             JONES & BABSON, INC.
                           AFBA FIVE STAR FUND, INC.
                                 BABSON FUNDS
                                 BUFFALO FUNDS
                          INVESTORS MARK ADVISOR, LLC
                       INVESTORS MARK SERIES FUND, INC.
                                UMB SCOUT FUNDS
                        Jones & Babson Mutual Funds
                                CODE OF ETHICS
                            (Revised January 2000)

-------------------------------------------------------------------------------
    Terms which are in bold italics in the text are defined in Appendix 1.
-------------------------------------------------------------------------------

I.    PURPOSE OF CODE.

The Code of Ethics establishes rules that govern personal investment activities of the officers, directors and certain employees (or contractors)
of Jones & Babson, Inc. ("Jones & Babson"), Investors Mark Advisor, L.L.C.,
Investors Mark Series Fund, Inc. and each of the funds within the AFBA,
Babson, Buffalo and UMB Scout fund groups (the "Funds"), the names of each fund are listed on Schedule A to this Code of Ethics.

II.   WHY DO WE HAVE A CODE OF ETHICS?

A.    WE WANT TO PROTECT OUR CLIENTS.

        We have a duty to place the interests of the shareholders of the Funds first and to avoid even the appearance of a conflict of interest.
        This is how we earn and keep the trust of Fund shareholders.  We must conduct ourselves and our personal securities transactions in a manner that does not create a conflict of interest with the Funds or their shareholders, or take unfair advantage of our relationship with them.

B.    FEDERAL LAW REQUIRES THAT WE HAVE A CODE OF ETHICS

        The Investment Company Act of 1940 and the Investment Advisers Act of
        1940 require that we have in place safeguards to prevent behavior and activities that might disadvantage the Funds or their shareholders.
        These safeguards are embodied in this Code of Ethics.1

---------
1 Section 17j of the Investment Company Act of 1940 and Rule 17j-1 thereunder as revised in 1999 and Section
204A of the Investment Advisers Act of 1940 and Rule 204-2 thereunder serve as a basis for much of what is contained in this Code of Ethics.

III.  DOES THE CODE OF ETHICS APPLY TO YOU?

Yes!  All employees (including contract personnel) of Jones & Babson and the
Funds must observe the principles contained in the Code of Ethics.  Any director, officer, employee or contractor of Jones & Babson, or any Fund who is already subject to a substantially similar (as determined by Jones &
Babson's compliance officer) Code of Ethics because of their association with a separate company, will not be subject to this Code of Ethics.

 There are different categories of restrictions on personal investing activities.  The category in which you have been placed generally depends on your job function, although unique circumstances may prompt us to place you in a different category.  The range of categories is as follows:

    -----------------------------------------------------------------
    Fewest Restrictions                           Most Restrictions
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    Non-Access Person Access Person  Investment PersonPortfolio Person
    -----------------------------------------------------------------

In addition, there is a fifth category for the Independent Directors of the
Funds.  The standard profiles for each of the categories is described below:

A.    PORTFOLIO PERSONS.

        Portfolio Persons are those employees entrusted with direct responsibility and authority to make investment decisions affecting one or more Funds.

B.    INVESTMENT PERSONS.

        Investment Persons are financial analysts, investment analysts, traders and other employees who provide information or advice to a portfolio management team or who help execute the portfolio management team's decisions.

C.    ACCESS PERSONS.

        You are an Access Person if, as part of your job, you do any of the following:
        -  participate in the purchase or sale of securities for Fund portfolios;
        -  perform a function which relates to the making of recommendations with respect to such purchases or sales of securities for Fund
           portfolios; OR
        -  have the ability to obtain information regarding the purchase or sale of securities for Fund portfolios.

        In addition, you are an Access Person if you are any of the following:

        -  an officer or "interested" director of any Fund; OR
        -  an officer or director of Jones & Babson, Inc.
        As an Access Person, if you know that during the 5 days immediately preceding or after the date of your transaction, the same security was
        (1) held by one or more Fund and was being considered for sale, or (2)
        being considered for purchase by one or more Fund, you must preclear your personal security transaction requests in accordance with Section
        IV A.

D.    NON-ACCESS PERSONS.

        If you are an officer, director, or employee of any contractor, for a
        Fund or for Jones  Babson, or if you are an employee of a Fund or
        Jones & Babson AND you do not fit into any of the above categories, you are a Non-Access Person.  Because you normally do not have access to or receive confidential information about Fund portfolios, you are subject only to Sections V(C), VI, VII, VIII, IX and X of this Code of
        Ethics.

E.    INDEPENDENT DIRECTORS.

        If you are a director of a Fund and are not an "interested" director as defined in the Investment Company Act of 1940 ("Independent
        Director"), you are subject only to Sections II, VII, VIII and IX of this Code of Ethics.  However, if you know, or in the ordinary course of fulfilling your official duties as an Independent Director should know, that during the 15 days immediately preceding or after the date of your transaction, the same security was (1) purchased or sold by one or more Fund, or (2) was being considered for purchase or sale by one or more Fund, you will be considered an Access Person for the purpose of trading in that security, and you must comply with all the requirements applicable to Access Persons.

IV.   RESTRICTIONS ON PERSONAL INVESTING ACTIVITIES.

A.    INVESTMENT AND PORTFOLIO PERSONS PRECLEARANCE OF PERSONAL SECURITIES
      TRANSACTIONS.

        Before either of the following things happen:
        - the purchase or sale of a security for your own account; OR
        - the purchase or sale of a security for an account for which you are a beneficial owner
        you must follow the following preclearance procedures:
      1.   Preclear the transaction with Jones & Babson's Compliance Officer.

            E-mail your request to GCOOKE@JONES&BABSON.COM or fill out a pre-clearance request form, and provide the following information:

            - Issuer name;
            - Ticker symbol or CUSIP number;
            - Type of security (stock, bond, note, etc.);
            - Maximum expected dollar amount of proposed transaction; AND
            - Nature of transaction (purchase or sale)

      2.   If you receive preclearance for the transaction2:

            You have 5 business days to execute your transaction.
-------
2 How does Jones&Babson determine whether to approve or deny your preclearance request?  See Appendix 4 for a description of the process.

B.    INVESTMENT AND PORTFOLIO PERSONS: ADDITIONAL RESTRICTIONS.

      1.   Initial Public Offerings.

            You cannot acquire securities issued in an initial public offering.

      2.   Private Placements.

            Before you acquire any securities in a private placement, you must obtain written approval from Jones & Babson's compliance
            officer3.  Once you receive approval, you cannot participate in any subsequent consideration of an investment in that issuer for any of the Funds.

      3.   Short-Term Trading Profits.

            You cannot profit from any purchase and sale, or sale and
            purchase, of the same (or equivalent) securities within sixty (60)
            calendar days.

C.    PORTFOLIO PERSONS:  BLACKOUT PERIOD.

        If you are a Portfolio Person, you may not purchase or sell a security within seven (7) days before and after a Fund that you manage executes a trade in that security.

V.    REPORTING REQUIREMENTS.

A.    DISCLOSURE OF PERSONAL SECURITIES HOLDINGS
      [Access, Investment and Portfolio Persons]

        Upon commencement of employment or acquisition of Access Person status, whichever is sooner, and annually thereafter, you must report all securities holdings to the compliance officer.  Your initial holdings report is due no later than 10 days after you are designated an Access Person while your annual holdings report is due no later than 30 days after year end.  The report must include all securities beneficially owned by you (including securities owned by certain family members), except for code-exempt securities.

B.    QUARTERLY REPORT OF SECURITIES TRANSACTIONS
      [ACCESS, INVESTMENT AND PORTFOLIO PERSONS]

        Each quarter you must report the purchase or sale of a security in which you have (or will have) any direct or indirect beneficial ownership.  This may include securities owned by certain family members.  See Appendix 2 for details.  (You do not need to report transactions in code-exempt securities.)  Jones & Babson will provide you with a form of report.  You must file your report no later than 10 days after the end of each calendar quarter.

        On the report you must state whether you have engaged in a securities transaction during the quarter, and if so provide the following information about each transaction:
-------
3 If you are the compliance officer, you must receive your approval from the President

        -The date of the transaction, the description and number of shares, and the principal amount of each security involved;
        -The nature of the transaction, that is, purchase, sale or any other type of acquisition or disposition;
        -The transaction price; AND
        -The name of the broker, dealer or bank through whom the transaction was effected.

C.    DUPLICATE CONFIRMATIONS
      [NON-ACCESS (EXCEPT INDEPENDENT DIRECTORS), ACCESS, INVESTMENT AND
      PORTFOLIO PERSONS].

        You must instruct your broker-dealer to send duplicate confirmations of all transactions (excluding transactions in code-exempt securities)
        in such accounts to:
                     Jones & Babson Inc.
                     BMA Tower, 700 Karnes Blvd.
                     Kansas City, MO 64108-3306
                     Attention:  Compliance Officer
        Please note that "your broker-dealer" includes both of the following:
      a broker or dealer with whom you have a securities brokerage account; AND a broker or dealer who maintains an account for a person whose trades you must report because you are deemed to be a beneficial owner.

VI.   CAN THERE BE ANY EXCEPTIONS TO THE RESTRICTIONS?

Yes.  The compliance officer or his or her designee, upon consultation with your manager, may grant limited exemptions to specific provisions of the Code of Ethics on a case-by-case basis.

A.    HOW TO REQUEST AN EXEMPTION

        Send a written request to Jones & Babson compliance officer detailing your situation.  The Jones & Babson compliance officer has been designated to develop procedures reasonably designed to detect violations of this Code and to grant exemptions under certain circumstances.

B.    FACTORS CONSIDERED

        In considering your request, the compliance officer or his or her designee will grant your exemption request if he or she is satisfied that:
        -your request addresses an undue personal hardship imposed on you by the
           Code of Ethics;
        -your situation is not contemplated by the Code of Ethics; and
        -your exemption, if granted, would be consistent with the achievement of the objectives of the Code of Ethics.

C.    EXEMPTION REPORTING

        All exemptions granted must be reported to the Boards of Directors of the Funds.  The Boards of Directors may choose to delegate the task of receiving and reviewing reports to a Committee comprised of
        Independent Directors.

VII.  CONFIDENTIAL INFORMATION.

All information about Fund securities transactions, actual or contemplated, is confidential.  You must not disclose, except as required by the duties of your employment, securities transactions of Funds, actual or contemplated, or the contents of any written or oral communication, study, report or opinion concerning any security.  This does not apply to information which has already been publicly disclosed.

VIII. CONFLICTS OF INTEREST.

A.    ALL PERSONS EXCEPT INDEPENDENT DIRECTORS

        You must receive prior written approval from Jones & Babson or the
        Funds and/or the Independent Directors of the Funds, as appropriate, to do any of the following:
      negotiate or enter into any agreement on the Fund's behalf with any business concern doing or seeking to do business with the Fund if you, or a person related to you, has a substantial interest in the business concern;
      enter into an agreement, negotiate or otherwise do business on the
           Fund's behalf with a personal friend or a person related to you; OR serve on the board of directors of, or act as consultant to, any publicly traded corporation.

B.    INDEPENDENT DIRECTOR

        If you are an Independent Director, you cannot serve as officer of, director of, employee of; OR consultant to any corporation or other business entity which
      engages in an activity in competition with a Fund; OR
      which is engaged in any activity that would create a conflict of interest with your duties
        unless you receive prior approval of the other Independent Directors.
        These prohibitions also apply to anyone who lives in the same household with you.

IX.   WHAT HAPPENS IF YOU VIOLATE THE RULES IN THE CODE OF ETHICS?

You may be subject to serious penalties.

A.    The penalties which may be imposed include:

        -formal warning;
        -restriction of trading privileges;

        -disgorgement of trading profits;
        -fine; AND/OR
        -suspension or termination of employment.

B.    PENALTY FACTORS

        The factors which may be considered when determining the appropriate penalty include, but are not limited to:
        -the harm to the interests of the Funds and/or shareholders;
        -the extent of unjust enrichment;
        -the frequency of occurrence;
        -the degree to which there is personal benefit from unique knowledge obtained through employment with the Advisors;
        -the degree of perception of a conflict of interest;
        -evidence of fraud, violation of law, or reckless disregard of a regulatory requirement; AND/OR
        -the level of accurate, honest and timely cooperation from the person subject to the Code of Ethics.
        If you have any questions about the Code of Ethics, do not hesitate to ask a member of management or Compliance.

X.    ANNUAL CERTIFICATION OF COMPLIANCE WITH THE CODE

As a condition of your employment, you will be asked to certify annually:

        -that you have read this Code of Ethics;
        -that you understand this Code of Ethics; AND
        -that you have complied with this Code of Ethics.

XI.   REGULAR REPORTING TO FUND DIRECTORS

The management of Jones & Babson and the Funds will deliver reports to the
Board of Directors of each Fund at least annually:

      -of any violation of this Code of Ethics requiring significant sanctions;
      -outlining the results of any sub-adviser or affiliate Code of Ethics monitoring activity; AND
      -certifying that Jones & Babson has adopted reasonable procedures necessary to prevent its access persons from violating this Code of
       Ethics.

XII.  APPROVAL OF THIS CODE OF ETHICS

The Board of Directors, including a majority of the independent Directors, of each Fund shall approve this Code of Ethics, and any material changes subsequently made to it.

                                                     Code of Ethics
-------------------------------------------------------------------------------

APPENDIX 1:  DEFINITIONS

1.    "Beneficial Ownership"

See "Appendix 2:  What is Beneficial Ownership?"

2.    "Code-Exempt Security"

A "code-exempt security" is a security in which you may invest without preclearing or reporting such transactions with Jones & Babson.  The list of
Code-Exempt Securities appears in Appendix 3.

3.    "Initial Public Offering"

"Initial public offering" means an offering of securities for which a registration statement has not previously been filed with the SEC and for which there is no active public market in the shares.

4.    "Private Placement"

"Private placement" means an offering of securities in which the issuer relies on an exemption from the registration provisions of the federal securities laws, and usually involves a limited number of sophisticated investors and a restriction on resale of the securities.

5.    "Security"

A "security" includes a great number of different investment vehicles.
However, for purposes of this Code of Ethics, "security" includes any of the following:
      -note,
      -stock,
      -treasury stock,
      -bond,
      -debenture,
      -evidence of indebtedness,
      -certificate of interest or participation in any profit-sharing agreement,
      -collateral-trust certificate,
      -preorganization certificate or subscription,
      -transferable share,
      -investment contract,
      -voting-trust certificate,
      -certificate of deposit for a security,
      -fractional undivided interest in oil, gas or other mineral rights,
      -any put, call, straddle, option, or privilege on any security (including a certificate of deposit) or on any group or index of securities
       (including any interest therein or based on the value thereof), or
      -any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or
      -in general, any interest or instrument commonly known as a "security,"
       or
      -any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, future on or warrant or right to subscribe to or purchase, any of the foregoing.

APPENDIX 2:  WHAT IS "BENEFICIAL OWNERSHIP"?

1.    Are securities held by family members "beneficially owned" by me?
                             ---------------

Probably.  As a general rule, you are regarded as the beneficial owner of securities held in the name of

      -your spouse;
      -your minor children;
      -a relative who shares your home; OR
      -any other person IF:
        -You obtain from such securities benefits substantially similar to those of ownership.  For example, if you receive or benefit from some of the income from the securities held by your spouse, you are the beneficial owner; OR
        -You can obtain title to the securities now or in the future.

2.    ARE SECURITIES HELD BY A COMPANY I OWN ALSO "BENEFICIALLY OWNED" BY ME?
                             ---------

    Probably not.  Owning the securities of a company does not mean you
    "beneficially own" the securities that the company itself owns.  However, you will be deemed to "beneficially own" these securities if:

      -The company is merely a medium through which you (by yourself or with others) in a small group invest or trade in securities; AND
      -The company has no other substantial business.

    In such cases, you and those who are in a position to control the company will be deemed to "beneficially own" the securities owned by the company.

3.    ARE SECURITIES HELD IN TRUST "BENEFICIALLY OWNED" BY ME?
                          --------

    Maybe.  You are deemed to "beneficially own" securities held in trust if any of the following is true:

      -You are a trustee and either you or members of your immediate family have a vested interest in the income or corpus of the trust;
      -You have a vested beneficial interest in the trust; OR
      -You are settlor of the trust and you have the power to revoke the trust without obtaining the consent of all the beneficiaries.
    As used in this section, the "immediate family" of a trustee means:
      -A son or daughter of the trustee, or a descendent of either;
      -A stepson or stepdaughter of the trustee;
      -The father or mother of the trustee, or an ancestor of either;
      -A stepfather or stepmother of the trustee; and
      -A spouse of the trustee.
    For the purpose of determining whether any of the foregoing relationships exists, a legally adopted child of a person is considered a child of such person by blood.

4.  ARE SECURITIES IN PENSION OR RETIREMENT PLANS "BENEFICIALLY OWNED" BY ME?

    Probably not.  Beneficial ownership does not include indirect interest by any person in portfolio securities held by a pension or retirement plan holding securities of an issuer whose employees generally are the beneficiaries of the plan.

    However, your participation in a pension or retirement plan is considered beneficial ownership of the portfolio securities if you can withdraw and trade the securities without withdrawing from the plan.

5.    EXAMPLES OF BENEFICIAL OWNERSHIP

      SECURITIES HELD BY FAMILY MEMBERS

      Example 1:  Tom and Mary are married.  Although Mary has an independent source of income from a family inheritance and segregates her funds from those of her husband, Mary contributes to the maintenance of the family home.  Tom and Mary have engaged in joint estate planning and have the same financial adviser.  Since Tom and Mary's resources are clearly significantly directed towards their common property, they shall be deemed to be the beneficial owners of each other's securities.
      Example 2:  Mike's adult son David lives in Mike's home.  David is self-supporting and contributes to household expenses.  Mike is a beneficial owner of David's securities.
      Example 3:  Joe's mother Margaret lives alone and is financially independent.  Joe has power of attorney over his mother's estate, pays all her bills and manages her investment affairs.  Joe borrows freely from Margaret without being required to pay back funds with interest, if at all.  Joe takes out personal loans from Margaret's bank in Margaret's name, the interest from such loans being paid from Margaret's account.
      Joe is a significant heir of Margaret's estate.  Joe is a beneficial owner of Margaret's estate.

      Securities Held by a Company

      Example 4:  ABC is a holding company with five shareholders owning equal shares in the company.  Although ABC Company does no business on its own, it has several wholly-owned subsidiaries which invest in securities.  Stan is a shareholder of ABC Company.  Stan has a beneficial interest in the securities owned by ABC Company's subsidiaries.

      Securities Held in Trust

      Example 5:  John is trustee of a trust created for his two minor children.  When both of John's children reach 21, each shall receive an equal share of the corpus of the trust.  John is a beneficial owner of the trust.
      Example 6:  Jane is trustee of an irrevocable trust for her daughter.
      Jane is a director of the issuer of the equity securities held by the trust.  The daughter is entitled to the income of the trust until she is
      25 years old, and is then entitled to the corpus.  If the daughter dies before reaching 25, Jane is entitled to the corpus.  Jane is a beneficial owner of the trust.
      Example 7:  Tom's spouse is the beneficiary of an irrevocable trust managed by a third party investment adviser.  Tom is a beneficial owner of the trust.

APPENDIX 3:  CODE-EXEMPT SECURITIES

Because they do not pose a possibility for abuse, some securities are exempt from the Advisors' Code of Ethics.  The following is the current list of
"Code-Exempt Securities":

      -Mutual funds (open-end funds)
      -Bank Certificates of Deposit
      -U.S. government securities (such as Treasury notes, etc.)
      -Securities which are acquired through an employer-sponsored automatic payroll deduction plan
      -securities purchased through dividend reinvestment programs
      -commercial paper;
      -bankers acceptances; AND
      -Futures contracts (and option contracts) on the following:
        -Standard & Poor's 500 Index; or
        -Standard & Poor's 100 Index

We may modify this list of securities at any time, please send a written request to Jones & Babson to request the most current list.

APPENDIX 4:  HOW DOES THE PRECLEARANCE PROCESS WORK?

After requesting pre-clearance from the compliance officer, your request is then subjected to the following test.

Step 1:  Blackout Test

      Is the security in question on the relevant Access Person, Investment or
   Portfolio Person blackout list?

If "YES", the system will send a message to you to DENY the personal trade request.

If "NO", then your request will be approved by the compliance officer.

The preclearance process can be changed at any time to ensure that the goals of the Advisors' Code of Ethics are advanced.

SCHEDULE A

THE FUNDS:
AFBA FIVE STAR FUND, INC.
D.L.  BABSON BOND TRUST
BABSON ENTERPRISE FUND, INC.
BABSON ENTERPRISE FUND II, INC.
DAVID L. BABSON GROWTH FUND, INC.
SHADOW STOCK FUND, INC.
BABSON VALUE FUND, INC.
D.L. BABSON MONEY MARKET FUND, INC.
D.L. BABSON TAX-FREE INCOME FUND, INC.
BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
BUFFALO BALANCED FUND, INC.
BUFFALO EQUITY FUND, INC.
BUFFALO SMALL CAP FUND, INC.
BUFFALO USA GLOBAL FUND, INC.
BUFFALO HIGH YIELD FUND, INC.
INVESTORS MARK SERIES FUND, INC.
UMB SCOUT CAPITAL PRESERVATION FUND, INC.
UMB SCOUT WORLDWIDE FUND
UMB SCOUT WORLDWIDE SELECT FUND
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
UMB SCOUT STOCK FUND
UMB SCOUT STOCK SELECT FUND
UMB SCOUT REGIONAL FUND, INC.
UMB SCOUT BOND FUND, INC.
UMB SCOUT MONEY MARKET FUND, INC.
UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
UMB SCOUT BALANCED FUND, INC.
UMB SCOUT EQUITY INDEX FUND
UMB SCOUT TECHNOLOGY FUND

ACKNOWLEDGMENT OF CODE OF ETHICS

I have read the Code of Ethics and agree to comply with its provisions.

_____________________________________________________________________
Print Name

________________________________________________ ____________________
Signature                                        Date

                                                     EXHIBIT NO. EX-99(p)

                      KORNITZER CAPITAL MANAGEMENT, INC.
GC 01/17/2000 Kornitzer Capital Management, Inc.
                                CODE OF ETHICS
                            (Revised January 2000)

    Terms which are in bold italics in the text are defined in Appendix 1.
-------------------------------------------------------------------------------

I.    Purpose of Code.

The Code of Ethics establishes rules that govern personal investment activities of the officers, directors and certain employees (or contractors)
of Kornitzer Capital Management, Inc. (KCM).

II.   Why Do We Have a Code of Ethics?

A.    We want to protect our Clients.

        We have a duty to place the interests of our clients and fund shareholders first and to avoid even the appearance of a conflict of interest.  This is how we earn and keep the trust of our clients and fund shareholders. We must conduct ourselves and our personal securities transactions in a manner that does not create a conflict of interest with our clients and fund shareholders, or take unfair advantage of our relationship with them.

B.    Federal law requires that we have a Code of Ethics

        The Investment Company Act of 1940 and the Investment Advisers Act of
        1940 require that we have in place safeguards to prevent behavior and activities that might disadvantage our clients, the Funds or their shareholders.  These safeguards are embodied in this Code of Ethics.4
-------
4 Section 17j of the Investment Company Act of 1940 and Rule 17j-1 thereunder as revised in 1999 and Section
204A of the Investment Advisors Act of 1940 and Rule 204-2 thereunder serve as a basis for much of what is contained in this Code of Ethics.

III.  Does the Code of Ethics Apply to You?

Yes!  All employees (including contract personnel) of KCM must observe the principles contained in the Code of Ethics.  Any director, officer, employee or contractor of KCM who is already subject to a substantially similar Code of Ethics because of their association with a separate company, will not be subject to this Code of Ethics.

 There are different categories of restrictions on personal investing activities.  The category in which you have been placed generally depends on your job function, although unique circumstances may prompt us to place you in a different category.  The range of categories is as follows:

    -----------------------------------------------------------------
    Fewest Restrictions                           Most Restrictions
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    Non-Access Person Access Person  Investment PersonPortfolio Person
    -----------------------------------------------------------------

The standard profiles for each of the categories is described below:
A.    Portfolio Persons.

        Portfolio Persons are those employees entrusted with direct responsibility and authority to make investment decisions affecting clients assets and mutual funds managed by KCM.
B.    Investment Persons.

        Investment Persons are financial analysts, investment analysts, traders and other employees who provide information or advice to a portfolio management team or who help execute the portfolio management team's decisions.
C.    Access Persons.

        You are an Access Person if, as part of your job, you do any of the following:
          -participate in the purchase or sale of securities for client or Fund portfolios;
          -perform a function which relates to the making of recommendations with respect to such purchases or sales of securities for client or Fund portfolios; OR
          -have the ability to obtain information regarding the purchase or sale of securities for client or Fund portfolios.
        In addition, you are an Access Person if you are any of the following:
         -an officer or director of KCM.
        As an Access Person, if you know that during the 5 days immediately preceding or after the date of your transaction, the same security was
        (1) held by one or more Fund and was being considered for sale, or (2)
        being considered for purchase by one or more Fund, you must preclear your personal security transaction requests in accordance with Section
        IV A.

D.    Non-Access Persons.

        If you are an officer, director, or employee of any contractor, for
        KCM AND you do not fit into any of the above categories, you are a
        Non-Access Person.  Because you normally do not have access to or receive confidential information about Fund portfolios, you are subject only to Sections V(C), VI, VII, VIII, IX and X of this Code of
        Ethics.

IV.   Restrictions on Personal Investing Activities.

A.    Investment and Portfolio Persons Preclearance of Personal Securities
Transactions.

        Before either of the following things happen:
        -the purchase or sale of a security for your own account; OR
        -the purchase or sale of a security for an account for which you are a beneficial owner
        you must follow the following preclearance procedures:

        1.   Preclear the transaction with KCM's Compliance Officer.

        2.    If you receive preclearance for the transaction5:

           You have 5 business days to execute your transaction.

B.    Investment and Portfolio Persons: Additional Restrictions.

      1.   Initial Public Offerings.

            You cannot acquire securities issued in an initial public offering.

      2.   Private Placements.

            Before you acquire any securities in a private placement, you must obtain written approval from KCM's compliance officer6.  Once you receive approval, you cannot participate in any subsequent consideration of an investment in that issuer for any of the Funds.

      3.   Short-Term Trading Profits.

            You cannot profit from any purchase and sale, or sale and
            purchase, of the same (or equivalent) securities within sixty (60)
            calendar days.

C.    Portfolio Persons:  Blackout Period.

        If you are a Portfolio Person, you may not purchase or sell a security within seven (7) days before and after a Fund that you manage executes a trade in that security.
-------
5 How does KCM determine whether to approve or deny your preclearance request?  See Appendix 4 for a description of the process.
6 If you are the compliance officer, you must receive your approval from the President

V.    Reporting Requirements.

A.    Disclosure of Personal Securities Holdings
      [Access, Investment and Portfolio Persons]

        Upon commencement of employment or acquisition of Access Person status, whichever is sooner, and annually thereafter, you must report all securities holdings to the compliance officer.  Your initial holdings report is due no later than 10 days after you are designated an Access Person while your annual holdings report is due no later than 30 days after year end.  The report must include all securities beneficially owned by you (including securities owned by certain family members), except for code-exempt securities.

B.    Quarterly Report of Securities Transactions
      [Access, Investment and Portfolio Persons]

        Each quarter you must report the purchase or sale of a security in which you have (or will have) any direct or indirect beneficial ownership.  This may include securities owned by certain family members.  See Appendix 2 for details.  (You do not need to report transactions in code-exempt securities.)  KCM will provide you with a form of report.  You must file your report no later than 10 days after the end of each calendar quarter.

        On the report you must state whether you have engaged in a securities transaction during the quarter, and if so provide the following information about each transaction:
        -The date of the transaction, the description and number of shares, and the principal amount of each security involved;
        -The nature of the transaction, that is, purchase, sale or any other type of acquisition or disposition;
        -The transaction price; AND
        -The name of the broker, dealer or bank through whom the transaction was effected.

C.   Duplicate Confirmations [Non-Access (except Independent Directors),
     Access, Investment and Portfolio Persons].

        You must instruct your broker-dealer to send duplicate confirmations of all transactions (excluding transactions in code-exempt securities) in such accounts to:

                     Kornitzer Capital Management
                     5420 W 61st Place
                     Shawnee Mission, KS  66205
                     Attention:  Compliance Officer

        Please note that "your broker-dealer" includes both of the following:

        -a broker or dealer with whom you have a securities brokerage account; AND
        -a broker or dealer who maintains an account for a person whose trades you must report because you are deemed to be a beneficial owner.

VI.   Can there be any exceptions to the restrictions?

Yes.  The compliance officer or his or her designee, upon consultation with your manager, may grant limited exemptions to specific provisions of the Code of Ethics on a case-by-case basis.

A.    How to Request an Exemption

        Send a written request to KCM compliance officer detailing your situation.  The KCM compliance officer has been designated to develop procedures reasonably designed to detect violations of this Code and to grant exemptions under certain circumstances.

B.    Factors Considered

        In considering your request, the compliance officer or his or her designee will grant your exemption request if he or she is satisfied that:
        -your request addresses an undue personal hardship imposed on you by the
           Code of Ethics;
        -your situation is not contemplated by the Code of Ethics; and
        -your exemption, if granted, would be consistent with the achievement of the objectives of the Code of Ethics.

C.    Exemption Reporting

        All exemptions granted must be reported to the Boards of Directors of the Funds managed by KCM.  The Boards of Directors may choose to delegate the task of receiving and reviewing reports to a Committee comprised of Independent Directors.

VII.  Confidential Information.

All information about client and Fund securities transactions, actual or contemplated, is confidential.  You must not disclose, except as required by the duties of your employment, securities transactions of clients and Funds, actual or contemplated, or the contents of any written or oral communication, study, report or opinion concerning any security.  This does not apply to information which has already been publicly disclosed.

VIII. Conflicts of Interest.

A.    All Persons except Independent Directors

        You must receive prior written approval from KCM and/or the
        Independent Directors of the Funds managed by KCM, as appropriate, to do any of the following:

          -negotiate or enter into any agreement on the company's or a Fund's behalf with any business concern doing or seeking to do business with the company or Fund if you, or a person related to you, has a substantial interest in the business concern;
          -enter into an agreement, negotiate or otherwise do business on the company's or Fund's behalf with a personal friend or a person related to you; OR
          -serve on the board of directors of, or act as consultant to, any publicly traded corporation.

IX.   What happens if you violate the rules in the Code of Ethics?

You may be subject to serious penalties.

A.    The penalties which may be imposed include:

      -formal warning;
      -restriction of trading privileges;
      -disgorgement of trading profits;
      -fine; AND/OR
      -suspension or termination of employment.

B.    Penalty Factors

        The factors which may be considered when determining the appropriate penalty include, but are not limited to:
      -the harm to the interests of the clients, Funds and/or shareholders;
      -the extent of unjust enrichment;
      -the frequency of occurrence;
      -the degree to which there is personal benefit from unique knowledge obtained through employment with the company;
      -the degree of perception of a conflict of interest;
      -evidence of fraud, violation of law, or reckless disregard of a regulatory requirement; AND/OR
      -the level of accurate, honest and timely cooperation from the person subject to the Code of Ethics.
        If you have any questions about the Code of Ethics, do not hesitate to ask a member of management or Compliance.

X.    Annual Certification of Compliance with the Code

As a condition of your employment, you will be asked to certify annually:
      -that you have read this Code of Ethics;
      -that you understand this Code of Ethics; AND
      -that you have complied with this Code of Ethics.

XI.   Regular Reporting to Fund Directors

The management of KCM and the Funds will deliver reports to the Board of
Directors of each Fund at least annually:
      of any violation of this Code of Ethics requiring significant sanctions;

      outlining the results of any sub-adviser or affiliate Code of Ethics monitoring activity; AND

      certifying that KCM has adopted reasonable procedures necessary to prevent its access persons from violating this Code of Ethics.

XIII. Approval of this Code of Ethics

The Board of Directors, including a majority of the independent Directors, of each Fund managed by KCM shall approve this Code of Ethics, and any material changes subsequently made to it.

APPENDIX 1:  DEFINITIONS

1.    "Beneficial Ownership"

See "Appendix 2:  What is Beneficial Ownership?"

2.    "Code-Exempt Security"

A "code-exempt security" is a security in which you may invest without preclearing or reporting such transactions with KCM.  The list of Code-Exempt
Securities appears in Appendix 3.

3.    "Initial Public Offering"

"Initial public offering" means an offering of securities for which a registration statement has not previously been filed with the SEC and for which there is no active public market in the shares.

4.    "Private Placement"

"Private placement" means an offering of securities in which the issuer relies on an exemption from the registration provisions of the federal securities laws, and usually involves a limited number of sophisticated investors and a restriction on resale of the securities.

5.    "Security"

A "security" includes a great number of different investment vehicles.
However, for purposes of this Code of Ethics, "security" includes any of the following:
      -note,
      -stock,
      -treasury stock,
      -bond,
      -debenture,
      -evidence of indebtedness,
      -certificate of interest or participation in any profit-sharing agreement,
      -collateral-trust certificate,
      -preorganization certificate or subscription,
      -transferable share,
      -investment contract,
      -voting-trust certificate,
      -certificate of deposit for a security,
      -fractional undivided interest in oil, gas or other mineral rights,
      -any put, call, straddle, option, or privilege on any security (including a certificate of deposit) or on any group or index of securities
       (including any interest therein or based on the value thereof), or
      -any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or
      -in general, any interest or instrument commonly known as a "security,"
       or
      -any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, future on or warrant or right to subscribe to or purchase, any of the foregoing.

APPENDIX 2:  WHAT IS "BENEFICIAL OWNERSHIP"?

1.    Are securities held by family members "beneficially owned" by me?
                             ---------------
      Probably.  As a general rule, you are regarded as the beneficial owner of securities held in the name of

      -your spouse;
      -your minor children;
      -a relative who shares your home; OR
      -any other person IF:
        -You obtain from such securities benefits substantially similar to those of ownership.  For example, if you receive or benefit from some of the income from the securities held by your spouse, you are the beneficial owner; OR
        -You can obtain title to the securities now or in the future.

2.    Are securities held by a company I own also "beneficially owned" by me?
                             ---------
      Probably not.  Owning the securities of a company does not mean you
"beneficially own" the securities that the company itself owns.  However, you will be deemed to "beneficially own" these securities if:

      -The company is merely a medium through which you (by yourself or with others) in a small group invest or trade in securities; AND
      -The company has no other substantial business.
     In such cases, you and those who are in a position to control the company will be deemed to "beneficially own" the securities owned by the company.

3.    Are securities held in trust "beneficially owned" by me?
                          --------
      Maybe.  You are deemed to "beneficially own" securities held in trust if any of the following is true:

      -You are a trustee and either you or members of your immediate family have a vested interest in the income or corpus of the trust;
      -You have a vested beneficial interest in the trust; OR
      -You are settlor of the trust and you have the power to revoke the trust without obtaining the consent of all the beneficiaries.
      -As used in this section, the "immediate family" of a trustee means:
      -A son or daughter of the trustee, or a descendent of either;
      -A stepson or stepdaughter of the trustee;
      -The father or mother of the trustee, or an ancestor of either;
      -A stepfather or stepmother of the trustee; and
      -A spouse of the trustee.
     For the purpose of determining whether any of the foregoing relationships exists, a legally adopted child of a person is considered a child of such person by blood.

4.    Are securities in pension or retirement plans "beneficially owned" by me?
      Probably not.  Beneficial ownership does not include indirect interest by any person in portfolio securities held by a pension or retirement plan holding securities of an issuer whose employees generally are the beneficiaries of the plan.

However, your participation in a pension or retirement plan is considered beneficial ownership of the portfolio securities if you can withdraw and trade the securities without withdrawing from the plan.

5.    Examples of Beneficial Ownership

Securities Held by Family Members

      Example 1:  Tom and Mary are married.  Although Mary has an independent source of income from a family inheritance and segregates her funds from those of her husband, Mary contributes to the maintenance of the family home.  Tom and Mary have engaged in joint estate planning and have the same financial adviser.  Since Tom and Mary's resources are clearly significantly directed towards their common property, they shall be deemed to be the beneficial owners of each other's securities.

      Example 2:  Mike's adult son David lives in Mike's home.  David is self-supporting and contributes to household expenses.  Mike is a beneficial owner of David's securities.

      Eample 3:  Joe's mother Margaret lives alone and is financially independent.  Joe has power of attorney over his mother's estate, pays all her bills and manages her investment affairs.  Joe borrows freely from
Margaret without being required to pay back funds with interest, if at all.
Joe takes out personal loans from Margaret's bank in Margaret's name, the interest from such loans being paid from Margaret's account.  Joe is a significant heir of Margaret's estate.  Joe is a beneficial owner of
Margaret's estate.

Securities Held by a Company

      Example 4:  ABC is a holding company with five shareholders owning equal shares in the company.  Although ABC Company does no business on its own, it has several wholly-owned subsidiaries which invest in securities.  Stan is a shareholder of ABC Company.  Stan has a beneficial interest in the securities owned by ABC Company's subsidiaries.

Securities Held in Trust

      Example 5:  John is trustee of a trust created for his two minor children.  When both of John's children reach 21, each shall receive an equal share of the corpus of the trust.  John is a beneficial owner of the trust.

      Example 6:  Jane is trustee of an irrevocable trust for her daughter.
Jane is a director of the issuer of the equity securities held by the trust.
The daughter is entitled to the income of the trust until she is 25 years old, and is then entitled to the corpus.  If the daughter dies before reaching 25, Jane is entitled to the corpus.  Jane is a beneficial owner of the trust.

      Example 7:  Tom's spouse is the beneficiary of an irrevocable trust managed by a third party investment adviser.  Tom is a beneficial owner of the trust.

APPENDIX 3:  CODE-EXEMPT SECURITIES

Because they do not pose a possibility for abuse, some securities are exempt from the Advisors' Code of Ethics.  The following is the current list of
"Code-Exempt Securities":

      -Mutual funds (open-end funds)
      -Bank Certificates of Deposit
      -U.S. government securities (such as Treasury notes, etc.)
      -Securities which are acquired through an employer-sponsored automatic payroll deduction plan
      -securities purchased through dividend reinvestment programs
      -commercial paper;
      -bankers acceptances; AND
      -Futures contracts (and option contracts) on the following:
        -Standard & Poor's 500 Index; or
        -Standard & Poor's 100 Index

We may modify this list of securities at any time, please send a written request to KCM to request the most current list.

APPENDIX 4:  HOW DOES THE PRECLEARANCE PROCESS WORK?

After requesting pre-clearance from the compliance officer, your request is then subjected to the following test.

Step 1:  Blackout Test
      Is the security in question on the relevant Access Person, Investment or
   Portfolio Person blackout list?

If "YES", the compliance officer will DENY the personal trade request.

If "NO", then your request will be approved by the compliance officer.

The preclearance process can be changed at any time to ensure that the goals of the Advisors' Code of Ethics are advanced.

ACKNOWLEDGMENT OF CODE OF ETHICS

I have read the Code of Ethics and agree to comply with its provisions.

______________________________________________________________________
Print Name

_______________________________________________  _____________________
Signature                                        Date